UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21746

Name of Fund: Small Cap Premium & Dividend Income Fund Inc. (RCC)

Fund Address: 4 World Financial Center, 6th Floor, New York, New York 10080.

Name and address of agent for service: Justin C. Ferri, Chief Executive Officer, Small Cap Premium & Dividend

            Income Fund Inc., 4 World Financial Center, 6th Floor, New York, New York 10080.

Registrant’s telephone number, including area code: (877) 449-4742

Date of fiscal year end: 12/31/2010

Date of reporting period: 03/31/2010

Item 1 – Schedule of Investments

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2010 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
Advertising Agencies - 0.6%	AMREP Corp. (a)	200	$2,906
	Arbitron, Inc.	3,200	85,312
	Constant Contact, Inc. (a)	2,900	67,338
	DG FastChannel, Inc. (a)	2,600	83,070
	Harte-Hanks, Inc.	5,400	69,444
	Marchex, Inc., Class B	1,800	9,198
	National CineMedia, Inc.	5,800	100,108
	Travelzoo, Inc. (a)	1,100	16,511
	Valassis Communications, Inc. (a)	6,200	172,546
	ValueClick, Inc. (a)(b)	11,030	111,844
	Viad Corp. (b)	3,000	61,650

			779,927
Aerospace - 1.3%	AAR Corp. (a)	5,000	124,100
	AeroVironment, Inc. (a)(b)	1,700	44,387
	Argon ST, Inc. (a)	1,500	39,915
	Astronics Corp. (a)	1,500	14,715
	Ceradyne, Inc. (a)	3,100	70,339
	Cubic Corp. (b)	1,900	68,400
	Curtiss-Wright Corp.	6,100	212,280
	Ducommun, Inc.	1,400	29,414
	Esterline Technologies Corp. (a)	3,900	192,777
	GenCorp, Inc. (a)	6,300	36,288
	Global Defense Technology & Systems, Inc. (a)	300	4,020
	Heico Corp.	2,900	149,524
	Herley Industries, Inc. (a)	2,000	29,320
	Kaman Corp., Class A	3,600	90,036
	LMI Aerospace, Inc. (a)	800	14,864
	Ladish Co., Inc. (a)	2,400	48,384
	Moog, Inc., Class A (a)(b)	6,100	216,062
	Orbital Sciences Corp. (a)	7,000	133,070
	Teledyne Technologies, Inc. (a)	4,900	202,223
	Triumph Group, Inc.	2,100	147,189

			1,867,307
Agriculture, Fishing & Ranching - 0.4%	AgFeed Industries, Inc. (a)	4,100	17,999
	Alico, Inc.	500	12,625
	The Andersons, Inc. (b)	2,200	73,656
	Cadiz, Inc. (a)	1,300	16,601
	Cal-Maine Foods, Inc.	1,900	64,391
	Calavo Growers, Inc.	1,300	23,712
	China Green Agriculture, Inc. (a)	1,200	16,800
	Fresh Del Monte Produce, Inc. (a)	5,600	113,400
	HQ Sustainable Maritime Industries, Inc. (a)	700	4,200
	Sanderson Farms, Inc.	2,500	134,025
	Seaboard Corp.	48	62,357

			539,766

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2010 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
Air Transport - 1.2%	Air Transport Services Group, Inc. (a)	8,100	$27,297
	AirTran Holdings, Inc. (a)(b)	16,400	83,312
	Alaska Air Group, Inc. (a)(b)	4,600	189,658
	Allegiant Travel Co. (a)(b)	1,900	109,934
	Atlas Air Worldwide Holdings, Inc. (a)	2,600	137,930
	Bristow Group, Inc. (a)(b)	4,600	173,558
	Hawaiian Holdings, Inc. (a)	7,300	53,801
	JetBlue Airways Corp. (a)	31,800	177,444
	PHI, Inc. (a)	2,000	42,360
	Republic Airways Holdings, Inc. (a)	3,700	21,904
	SkyWest, Inc.	7,700	109,956
	UAL Corp. (a)	22,000	430,100
	US Airways Group, Inc. (a)	20,600	151,410

			1,708,664
Alternative Energy - 0.2%	Clean Energy Fuels Corp. (a)	4,400	100,232
	Comverge, Inc. (a)	2,400	27,144
	EnerNOC, Inc. (a)	1,745	51,792
	Evergreen Energy, Inc. (a)	18,300	3,294
	Green Plains Renewable Energy (a)	1,200	17,124
	Rex Stores Corp. (a)	900	14,580
	Syntroleum Corp. (a)	9,400	19,928
	TGC Industries Inc. (a)	2,400	9,696
	USEC, Inc. (a)	13,700	79,049
	US Geothermal, Inc. (a)	9,700	8,827

			331,666
Aluminum - 0.1%	Century Aluminum Co. (a)	7,240	99,622
	Kaiser Aluminum Corp.	1,900	73,283

			172,905
Asset Management & Custodian - 1.2%	Allied Capital Corp. (a)	23,588	117,232
	American Capital Ltd. (a)	37,200	188,976
	Ampal-American Israel Corp., Class A (a)	2,200	6,116
	Apollo Investment Corp. (b)	22,676	288,665
	Ares Capital Corp. (b)	16,778	248,985
	Artio Global Investors, Inc. (a)	3,400	84,116
	Calamos Asset Management, Inc., Class A	2,300	32,982
	Capital Southwest Corp.	400	36,352
	Cohen & Steers, Inc.	2,500	62,400
	Cowen Group, Inc., Class A (a)	2,500	14,150
	Diamond Hill Investments Group	200	13,720
	Epoch Holding Corp.	1,700	19,193
	Fifth Street Finance Corp.	4,500	52,245
	GAMCO Investors, Inc., Class A	1,100	50,050
	Harris & Harris Group, Inc. (a)	3,100	14,291
	JMP Group, Inc.	2,400	20,400

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2010 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
	Kohlberg Capital Corp.	1,400	$7,924
	MCG Capital Corp. (a)	9,300	48,453
	MVC Capital, Inc.	3,200	43,424
	NGP Capital Resources Co.	3,200	27,264
	National Financial Partners Corp. (a)	5,700	80,370
	Oppenheimer Holdings, Inc.	1,400	35,714
	Pzena Investment Management, Inc., Class A (a)	500	3,815
	Resource America, Inc., Class A	1,900	9,120
	TICC Capital Corp.	2,400	15,816
	Teton Advisors, Inc.	20	240
	U.S. Global Investors, Inc.	1,900	18,772
	Virtus Investment Partners, Inc. (a)	955	19,902
	Westwood Holdings Group, Inc.	800	29,440

			1,590,127
Auto Parts - 0.7%	ATC Technology Corp. (a)(b)	2,900	49,764
	American Axle & Manufacturing Holdings, Inc. (a)	6,900	68,862
	Amerigon, Inc. (a)	2,900	29,261
	ArvinMeritor, Inc. (a)	11,900	158,865
	China Automotive Systems. Inc. (a)	800	18,472
	Dana Holding Corp. (a)(b)	17,900	212,652
	Dorman Products, Inc. (a)	1,600	30,384
	Exide Technologies (a)	7,100	40,825
	Fuel Systems Solutions, Inc. (a)	1,900	60,724
	Standard Motor Products, Inc.	2,300	22,816
	Stoneridge, Inc. (a)	2,200	21,758
	Superior Industries International, Inc.	2,700	43,416
	Tenneco, Inc. (a)	7,600	179,740
	U.S. Auto Parts Network, Inc. (a)	1,900	14,288
	Wonder Auto Technology, Inc. (a)	2,000	21,160

			972,987
Auto Services - 0.1%	Cooper Tire & Rubber Co.	7,900	150,258
Banks: Diversified - 6.1%	1st Source Corp.	2,300	40,365
	Alliance Financial Corp.	600	17,688
	American National Bankshares, Inc.	500	10,075
	Ameris Bancorp	1,844	16,652
	Ames National Corp.	1,000	19,760
	Arrow Financial Corp.	1,442	38,775
	Auburn National Bancorporation	500	10,325
	Bancfirst Corp.	900	37,719
	Banco Latinoamericana De Comercio Exterior SA	3,400	48,824
	Bancorp Rhode Island, Inc.	500	13,675
	The Bancorp, Inc. (a)	2,000	17,800
	Bank of Kentucky Financial Corp.	600	11,964
	Bank of Marin Bancorp	800	26,280
	Bank of the Ozarks, Inc.	1,500	52,785

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2010 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
	Banner Corp.	1,300	$4,992
	Bar Harbor Bankshares	400	12,200
	Boston Private Financial Holdings, Inc.	8,300	61,171
	Bridge Bancorp, Inc.	1,100	25,740
	Bryn Mawr Bank Corp.	1,000	18,150
	CNB Financial Corporation	1,500	23,160
	CVB Financial Corp.	10,542	104,682
	California First National Bancorp	200	2,670
	Camden National Corp.	1,200	38,532
	Cape Bancorp, Inc. (a)	1,700	13,719
	Capital City Bank Group, Inc.	1,800	25,650
	Cardinal Financial Corp.	4,200	44,856
	Cathay General Bancorp	9,800	114,170
	Center Bancorp, Inc.	1,794	14,908
	Centerstate Banks, Inc.	2,000	24,500
	Central Pacific Financial Corp. (a)	1,300	2,184
	Century Bancorp, Inc., Class A	200	3,840
	Chemical Financial Corp.	3,100	73,222
	Chicopee Bancorp, Inc. (a)	900	11,430
	Citizens & Northern Corp.	1,300	16,094
	Citizens Banking Corp. (a)	47,200	54,752
	Citizens Holding Co.	600	14,808
	City Holding Co.	1,900	65,151
	CoBiz Financial, Inc.	3,100	19,313
	Columbia Banking System, Inc. (b)	3,400	69,054
	Community Bank System, Inc. (b)	4,000	91,120
	Community Trust Bancorp, Inc. (b)	2,200	59,598
	Danvers Bancorp, Inc.	2,700	37,341
	Eagle Bancorp, Inc. (a)	1,400	16,520
	East-West Bancorp, Inc. (b)	14,300	249,106
	Enterprise Bancorp, Inc.	700	8,547
	Enterprise Financial Services Corp.	1,700	18,802
	F.N.B. Corp.	15,746	127,700
	Farmers Capital Bank Corp.	1,000	8,570
	Financial Institutions, Inc.	1,700	24,854
	First Bancorp, Inc.	1,300	20,722
	First Bancorp, North Carolina	2,100	28,392
	First BanCorp, Puerto Rico	8,500	20,485
	First Busey Corp.	5,200	22,984
	First Commonwealth Financial Corp.	11,900	79,849
	First Community Bancshares, Inc.	1,400	17,318
	First Financial Bancorp	7,300	129,867
	First Financial Bankshares, Inc.	2,600	134,030
	First Financial Corp.	1,800	52,128
	First Merchants Corp.	3,200	22,272

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2010 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
	First Midwest Bancorp, Inc.	9,300	$126,015
	First South Bancorp, Inc.	1,250	15,625
	The First of Long Island Corp.	800	19,096
	FirstMerit Corp. (b)	10,988	237,011
	German American Bancorp, Inc.	1,800	27,234
	Glacier Bancorp, Inc. (b)	8,850	134,786
	Guaranty Bancorp (a)	8,200	13,038
	Hampton Roads Bankshares, Inc.	3,100	4,836
	Hancock Holding Co. (b)	3,900	163,059
	Harleysville National Corp.	4,903	32,850
	Heartland Financial USA, Inc.	2,100	33,537
	Home Bancshares, Inc. (b)	2,326	61,499
	IBERIABANK Corp. (b)	3,400	204,034
	Independent Bank Corp./MA	3,000	73,980
	International Bancshares Corp.	7,126	163,827
	Investors Bancorp, Inc. (a)	6,700	88,440
	Lakeland Bancorp, Inc.	2,966	26,249
	Lakeland Financial Corp.	1,700	32,385
	MB Financial, Inc.	6,777	152,686
	MainSource Financial Group, Inc.	1,880	12,652
	Merchants Bancshares, Inc.	900	19,539
	Meridian Interstate Bancorp, Inc. (a)	1,500	15,600
	Metro Bancorp, Inc. (a)	900	12,393
	Midsouth Bancorp, Inc.	800	13,200
	NASB Financial, Inc.	500	11,415
	NBT Bancorp, Inc.	4,800	109,680
	Nara Bancorp, Inc. (a)	4,000	35,040
	National Bankshares, Inc.	1,000	27,260
	National Penn Bancshares, Inc.	15,635	107,882
	Northesast Community Bancorp	800	5,752
	Northrim Bancorp Inc	1,100	18,788
	Ohio Valley Banc Corp.	600	12,924
	Old National Bancorp	10,900	130,255
	Old Point Finl Corp	300	4,425
	Old Second Bancorp, Inc.	2,053	13,529
	Oriental Financial Group (b)	3,900	52,650
	Orrstown Financial Service, Inc.	900	22,833
	PacWest Bancorp	3,229	73,686
	Pacific Capital Bancorp	3,600	6,516
	Pacific Continental Corp.	2,100	22,050
	Park National Corp.	1,600	99,696
	Peapack-Gladstone Financial Corp.	1,365	21,444
	Penns Woods Bancorp, Inc.	600	20,130
	Peoples Bancorp, Inc.	1,600	26,368
	Peoples Financial Corp.	100	1,494
	Pinnacle Financial Partners, Inc. (a)	4,000	60,440

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2010 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
	Porter Bancorp, Inc.	630	$8,253
	Premierwest Bancorp	11,187	5,090
	PrivateBancorp, Inc.	6,700	91,790
	Prosperity Bancshares, Inc. (b)	5,800	237,800
	Provident Financial Services, Inc.	7,200	85,680
	Renasant Corp.	3,150	50,967
	Republic Bancorp, Inc., Class A	1,411	26,583
	Rockville Financial, Inc.	1,300	15,847
	Roma Financial Corp.	1,300	16,302
	S&T Bancorp, Inc. (b)	3,400	71,060
	SCBT Financial Corp.	1,860	68,894
	SVB Financial Group (a)(b)	5,200	242,632
	SY Bancorp, Inc.	1,685	38,334
	Sandy Spring Bancorp, Inc.	2,800	42,000
	Santander BanCorp (a)	613	7,522
	Shore Bancshares, Inc.	1,300	18,525
	Sierra Bancorp	1,100	14,179
	Signature Bank (a)	5,100	188,955
	Simmons First National Corp., Class A	1,900	52,383
	Smithtown Bancorp, Inc.	1,000	4,130
	The South Financial Group, Inc.	21,900	15,139
	Southside Bancshares, Inc.	1,964	42,363
	Southwest Bancorp, Inc.	1,300	10,751
	State Bancorp, Inc.	2,200	17,314
	StellarOne Corp.	3,400	45,458
	Sterling Bancorp	2,760	27,738
	Sterling Bancshares, Inc.	12,200	68,076
	Sterling Financial Corp. (a)	360	205
	Suffolk Bancorp	1,500	46,065
	Sun Bancorp, Inc. (a)	2,134	8,408
	Susquehanna Bancshares, Inc.	16,274	159,648
	Texas Capital Bancshares, Inc. (a)	5,000	94,950
	Tompkins Trustco, Inc.	1,419	51,765
	Tower Bancorp, Inc.	400	10,708
	Towne Bank	3,200	44,672
	Trico Bancshares	2,100	41,790
	TrustCo Bank Corp. NY	11,000	67,870
	Trustmark Corp.	8,100	197,883
	UMB Financial Corp. (b)	4,100	166,460
	Umpqua Holdings Corp. (b)	11,988	158,961
	Union First Market Bankshares Corp.	2,950	44,545
	United Bankshares, Inc.	4,800	125,856
	United Community Banks, Inc. (a)	11,543	50,905
	United Security Bancshares	500	7,410
	Univest Corp. of Pennsylvania	1,900	35,511
	Washington Banking Co.	1,500	18,885

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2010 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
	Washington Trust Bancorp, Inc.	2,200	$41,008
	Webster Financial Corp.	8,693	152,041
	WesBanco, Inc.	3,400	55,284
	West Bancorp., Inc.	2,600	17,108
	Westamerica Bancorp.	3,700	213,305
	Western Alliance Bancorp (a)	6,700	38,123
	Wilber Corp.	800	5,240
	Wilshire Bancorp, Inc.	2,000	22,060
	Wintrust Financial Corp.	3,800	141,398
	Yardkin Valley Financial Corp.	2,500	10,750

			8,502,247
Banks: Savings, Thrift & Mortgage Lending - 1.0%	Abington Bancorp, Inc.	3,300	26,070
	Astoria Financial Corp. (b)	10,680	154,860
	Bank Mutual Corp.	7,000	45,500
	BankFinancial Corp.	3,100	28,427
	Beneficial Mutual Bancorp, Inc. (a)	5,000	47,400
	Berkshire Hills Bancorp, Inc.	2,100	38,493
	Brookline Bancorp, Inc. (b)	7,100	75,544
	Brooklyn Federal Bancorp, Inc.	700	5,880
	Clifton Savings Bancorp, Inc.	1,300	12,051
	Dime Community Bancshares, Inc.	3,900	49,257
	Doral Financial Corp. (a)	800	3,448
	ESB Financial Corp.	1,400	18,046
	ESSA Bancorp, Inc.	2,300	28,842
	First Defiance Financial Corp.	1,200	12,144
	First Financial Holdings, Inc.	1,800	27,108
	First Financial Northwest, Inc.	2,700	18,441
	First Financial Service Corp.	600	5,250
	Flagstar Bancorp, Inc. (a)	14,975	8,985
	Flushing Financial Corp.	4,000	50,640
	Fox Chase Bancorp, Inc. (a)	800	8,648
	Great Southern Bancorp, Inc.	1,500	33,660
	Heritage Financial Corp.	1,100	16,599
	Heritage Financial Group	600	7,248
	Home Bancorp, Inc. (a)	1,200	16,800
	Home Federal Bancorp, Inc.	2,700	39,177
	K Fed Bancorp	900	8,028
	Kearny Financial Corp.	2,800	29,204
	Kentucky First Federal Banco	500	5,245
	Legacy Bancorp, Inc./MA	1,000	9,490
	NewAlliance Bancshares, Inc.	13,500	170,370
	Northfield Bancorp, Inc.	2,800	40,544
	Northwest Bancshares, Inc.	4,500	52,830
	OceanFirst Financial Corp.	1,100	12,496
	Ocwen Financial Corp. (a)	7,500	83,175

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2010 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
	Oritani Financial Corp.	1,400	$22,498
	Provident New York Bancorp	5,000	47,400
	Prudential Bancorp, Inc. of Pennsylvania	500	4,220
	Territorial BanCorp., Inc.	1,700	32,351
	United Financial Bancorp, Inc.	1,700	23,766
	ViewPoint Financial Group	1,600	25,936
	WSFS Financial Corp.	900	35,100
	Waterstone Financial, Inc. (a)	1,000	3,620
	Westfield Financial, Inc.	3,300	30,327

			1,415,118
Beverage: Brewers & Distillers - 0.0%**	Boston Beer Co., Inc., Class A (a)	1,000	52,260
Beverage: Soft Drinks - 0.1%	Coca-Cola Bottling Co. Consolidated	400	23,464
	Diedrich Coffee Inc. (a)	400	13,920
	Farmer Bros. Co.	900	16,866
	Heckmann Corp. (a)	12,600	73,080
	National Beverage Corp.	1,680	18,682
	Peet’s Coffee & Tea, Inc. (a)	1,300	51,545

			197,557
Biotechnology - 3.9%	AMAG Pharmaceuticals, Inc. (a)(b)	2,690	93,908
	ARYx Therapeutics, Inc. (a)	3,000	2,610
	AVI BioPharma, Inc. (a)	10,100	12,019
	Accelrys, Inc. (a)	2,600	16,016
	Acorda Therapeutics, Inc. (a)	5,100	174,420
	Affymax, Inc. (a)(b)	2,100	49,203
	Albany Molecular Research, Inc. (a)	3,700	30,895
	Allos Therapeutics, Inc. (a)	8,800	65,384
	Alnylam Pharmaceuticals, Inc. (a)	5,000	85,100
	Amicus Therapeutics, Inc. (a)	2,200	7,018
	Arena Pharmaceuticals, Inc. (a)	11,700	36,270
	Ariad Pharmaceuticals, Inc. (a)	12,800	43,520
	Arqule, Inc. (a)	6,000	34,560
	Array Biopharma, Inc. (a)	7,400	20,276
	BioDelivery Sciences International Inc (a)	1,500	5,655
	BioMimetic Therapeutics, Inc. (a)	1,523	20,027
	Biodel, Inc. (a)	2,700	11,529
	Cardium Therapeutics, Inc. (a)	7,100	3,128
	Celera Corp. (a)	11,400	80,940
	Cell Therapeutics, Inc. (a)	71,900	39,027
	Celldex Therapeutics, Inc. (a)	2,500	15,350
	Cepheid, Inc. (a)	7,800	136,344
	Chelsea Therapeutics International, Inc. (a)	4,100	14,555
	Clinical Data, Inc. (a)	1,800	34,920
	Cornerstone Therapeutics, Inc. (a)	900	5,697
	Cubist Pharmaceuticals, Inc. (a)(b)	7,400	166,796
	Curis, Inc. (a)	8,100	24,867

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2010 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
	Cypress Bioscience, Inc. (a)	4,300	$20,898
	Cytokinetics, Inc. (a)	5,700	18,240
	Cytori Therapeutics, Inc. (a)	3,300	15,048
	Discovery Laboratories, Inc. (a)	11,800	6,136
	Dyax Corp. (a)	8,400	28,644
	Emergent Biosolutions, Inc. (a)	2,400	40,296
	Enzo Biochem, Inc. (a)	4,900	29,498
	Enzon Pharmaceuticals, Inc. (a)	7,200	73,296
	Exelixis, Inc. (a)(b)	13,600	82,552
	Facet Biotech Corp. (a)	3,380	91,226
	GTx, Inc. (a)	2,800	9,352
	Genomic Health, Inc. (a)	2,100	36,939
	Geron Corp. (a)	11,700	66,456
	Halozyme Therapeutics, Inc. (a)	9,400	75,106
	Harvard Bioscience, Inc. (a)	3,500	13,545
	Hemispherx Biopharma, Inc. (a)	17,500	12,950
	Human Genome Sciences, Inc. (a)(b)	23,900	721,780
	Idenix Pharmaceuticals, Inc. (a)	3,900	10,998
	Idera Pharmaceuticals, Inc. (a)	3,400	21,114
	ImmunoGen, Inc. (a)	6,900	55,821
	Immunomedics, Inc. (a)	9,600	31,872
	Incyte Corp. (a)	11,100	154,956
	Insmed, Inc. (a)	18,600	21,576
	InterMune, Inc. (a)	5,800	258,506
	Kensey Nash Corp. (a)	800	18,872
	Lexicon Genetics, Inc. (a)	18,100	26,788
	Ligand Pharmaceuticals, Inc., Class B (a)	16,900	29,575
	MannKind Corp. (a)	8,000	52,480
	Martek Biosciences Corp. (a)	4,100	92,291
	Maxygen, Inc. (a)	2,500	16,425
	Medivation, Inc. (a)	3,600	37,764
	Metabolix, Inc. (a)	2,600	31,668
	Micromet, Inc. (a)	8,200	66,256
	Molecular Insight Pharmaceuticals, Inc. (a)	2,700	3,537
	Momenta Pharmaceuticals, Inc. (a)	5,400	80,838
	Myriad Pharmaceuticals, Inc. (a)	2,325	10,509
	NPS Pharmaceuticals, Inc. (a)	7,000	35,280
	Nabi Biopharmaceuticals (a)	6,100	33,367
	Nanosphere, Inc. (a)	1,600	7,664
	Nektar Therapeutics (a)	11,700	177,957
	Neurocrine Biosciences, Inc. (a)	5,500	14,025
	Neurogesx, Inc. (a)	1,700	15,980
	Novavax, Inc. (a)	8,900	20,559
	Omeros Corp. (a)	400	2,816
	OncoGenex Pharmaceutical, Inc. (a)	400	8,212
	Onyx Pharmaceuticals, Inc. (a)(b)	7,920	239,818

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2010 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
	Opko Health, Inc. (a)	6,800	$13,464
	Orexigen Therapeutics, Inc. (a)	3,000	17,670
	Osiris Therapeutics, Inc. (a)	2,500	18,500
	OxiGene, Inc. (a)	3,700	4,551
	PDL BioPharma, Inc.	14,900	92,529
	Pharmasset, Inc. (a)	2,800	75,040
	Poniard Pharmaceuticals, Inc. (a)	1,400	1,596
	Progenics Pharmaceuticals, Inc. (a)	4,200	22,386
	Protalix BioTherapeutics, Inc. (a)	5,160	33,850
	RTI Biologics, Inc. (a)	8,000	34,640
	Regeneron Pharmaceuticals, Inc. (a)(b)	8,400	222,516
	Repligen Corp. (a)	4,600	18,676
	Rigel Pharmaceuticals, Inc. (a)	6,100	48,617
	Sangamo Biosciences, Inc. (a)	6,100	33,062
	Savient Pharmaceuticals, Inc. (a)	8,404	121,438
	Seattle Genetics, Inc. (a)	11,300	134,922
	Sequenom, Inc. (a)	7,600	47,956
	StemCells, Inc. (a)	12,300	14,268
	Sucampo Pharmaceuticals, Inc., Class A (a)	1,700	6,069
	Synta Pharmaceuticals Corp. (a)	2,400	10,344
	Theravance, Inc. (a)	8,700	115,884
	Vanda Pharmaceuticals, Inc. (a)	3,500	40,390
	ViroPharma, Inc. (a)	10,300	140,389
	ZymoGenetics, Inc. (a)	5,600	32,088

			5,450,365
Building Materials - 0.9%	Acuity Brands, Inc. (b)	5,500	232,155
	Ameron International Corp. (b)	1,100	69,179
	BlueLinx Holdings, Inc. (a)	2,400	9,144
	Builders FirstSource, Inc. (a)	6,005	18,916
	Gibraltar Industries, Inc. (a)	3,800	47,918
	Griffon Corp. (a)	6,174	76,928
	Headwaters, Inc. (a)	7,200	33,048
	LSI Industries, Inc.	2,900	19,778
	Louisiana-Pacific Corp. (a)	16,800	152,040
	NCI Building Systems, Inc. (a)	2,000	22,080
	Orion Energy Systems, Inc. (a)	3,100	15,190
	Quanex Building Products Corp.	5,200	85,956
	Simpson Manufacturing Co., Inc.	5,208	144,574
	Texas Industries, Inc.	3,190	109,002
	Trex Co., Inc. (a)	1,800	38,322
	Watsco, Inc.	3,400	193,392

			1,267,622
Building Products - 0.0%**	Kraton Performance Polymers, Inc.	1,400	25,004
Building: Climate Control - 0.1%	Aaon, Inc.	1,300	29,406
	Comfort Systems USA, Inc.	5,600	69,944
	Interline Brands, Inc. (a)	4,600	88,044

			187,394

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2010 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
Building: Roofing, Wallboard & Plumbing - 0.1%	Beacon Roofing Supply, Inc. (a)(b)	5,600	$107,128
Cable Television Services - 0.1%	Knology, Inc. (a)	3,600	48,384
	Mediacom Communications Corp., Class A (a)	4,900	29,155

			77,539
Capital Markets - 0.0%**	LaBranche & Co., Inc. (a)	5,200	27,352
Casinos & Gambling - 0.4%	Ameristar Casinos, Inc. (b)a	3,700	67,414
	Bally Technologies, Inc. (a)(b)	6,900	279,726
	Dover Downs Gaming & Entertainment, Inc.	2,150	8,514
	Isle of Capri Casinos, Inc. (a)	2,300	17,894
	Lakes Entertainment, Inc. (a)	3,500	8,050
	Monarch Casino & Resort, Inc. (a)	1,400	11,956
	Multimedia Games, Inc. (a)	4,000	15,600
	Pinnacle Entertainment, Inc. (a)(b)	7,640	74,414
	Shuffle Master, Inc. (a)	7,600	62,244
	Youbet.com, Inc. (a)	2,600	7,644

			553,456
Cement - 0.0%**	U.S. Concrete, Inc. (a)	4,300	1,634
Chemicals: Diversified - 1.3%	Aceto Corp. (b)	2,200	13,288
	American Vanguard Corp.	2,900	23,635
	Arch Chemicals, Inc.	3,500	120,365
	Hawkins, Inc.	900	21,780
	Innophos Holdings, Inc.	2,100	58,590
	LSB Industries, Inc. (a)	1,900	28,956
	Landec Corp. (a)	2,600	17,238
	OM Group, Inc. (a)	4,000	135,520
	Olin Corp. (b)	9,900	194,238
	Omnova Solutions, Inc. (a)	5,300	41,605
	PolyOne Corp. (a)	12,500	128,000
	Rockwood Holdings, Inc. (a)	6,600	175,692
	Schulman A, Inc.	2,800	68,516
	Sensient Technologies Corp.	6,600	191,796
	ShengdaTech, Inc. (a)	4,400	32,956
	Solutia, Inc. (a)(b)	15,800	254,538
	W.R. Grace & Co. (a)(b)	9,600	266,496
	Westlake Chemical Corp. (b)	2,800	72,212

			1,845,421
Chemicals: Specialty - 0.4%	Balchem Corp.	3,800	93,670
	Calgon Carbon Corp. (a)	6,900	118,128
	ICO, Inc.	3,100	25,048
	Innospec, Inc.	3,500	39,760
	NewMarket Corp.	1,300	133,887
	Polypore International, Inc. (a)	3,000	52,380

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2010 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
	Quaker Chemical Corp.	1,200	$32,532
	Stepan Co.	900	50,301
	Zep, Inc.	3,050	66,734

			612,440
Coal - 0.3%	Cloud Peak Energy, Inc. (a)	3,700	61,568
	International Coal Group, Inc. (a)	14,400	65,808
	James River Coal Co. (a)	3,400	54,060
	Patriot Coal Corp. (a)	9,500	194,370
	Westmoreland Coal Co. (a)	1,600	20,192

			395,998
Commercial Finance & Mortgage Companies - 0.0%**	Medallion Financial Corp.	2,300	18,308
	NewStar Financial, Inc. (a)	3,400	21,692

			40,000
Commercial Services - 2.2%	ABM Industries, Inc.	6,300	133,560
	APAC Customer Services, Inc. (a)	3,700	21,275
	Administaff, Inc.	2,500	53,350
	The Advisory Board Co. (a)	1,800	56,700
	Barrett Business Services, Inc.	600	8,136
	CBIZ, Inc. (a)	6,400	42,048
	CDI Corp.	1,200	17,592
	CRA International, Inc. (a)	1,500	34,380
	CoStar Group, Inc. (a)(b)	2,500	103,800
	Compass Diversified Holdings	3,500	53,410
	Cornell Cos., Inc. (a)	1,200	21,972
	Corporate Executive Board Co. (b)	4,200	111,678
	Diamond Management & Technology Consultants, Inc.	2,600	20,410
	Dice Holdings, Inc. (a)	2,300	17,480
	DynCorp. International, Inc. (a)(b)	3,600	41,364
	ExlService Holdings, Inc. (a)	2,200	36,696
	Forrester Research, Inc. (a)	1,800	54,126
	G&K Services, Inc., Class A	2,700	69,876
	GP Strategies Corp. (a)	1,400	11,704
	The Geo Group, Inc. (a)	7,000	138,740
	Global Sources Ltd. (a)	2,477	16,125
	The Hackett Group, Inc. (a)	5,800	16,124
	Healthcare Services Group, Inc.	5,600	125,384
	Heidrick & Struggles International, Inc.	2,000	56,060
	Huron Consulting Group, Inc. (a)(b)	2,700	54,810
	ICF International, Inc. (a)	1,220	30,305
	Innodata Corp. (a)	2,200	8,910
	Kelly Services, Inc., Class A	3,700	61,642
	Kforce, Inc. (a)	4,100	62,361
	Korn/Ferry International (a)	5,600	98,840
	Liquidity Services, Inc. (a)	2,300	26,542
	LoopNet, Inc. (a)	2,200	24,728
	MAXIMUS, Inc.	2,300	140,139

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2010 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
	Mac-Gray Corp. (a)	1,700	$19,193
	Navigant Consulting, Inc. (a)	6,200	75,206
	On Assignment, Inc. (a)	5,300	37,789
	Resources Connection, Inc. (a)(b)	5,500	105,435
	Rollins, Inc.	6,000	130,080
	SFN Group, Inc.	6,200	49,662
	SYKES Enterprises, Inc. (a)	4,608	105,247
	Standard Parking Corp. (a)	600	9,852
	Startek, Inc. (a)	1,000	6,950
	TeleTech Holdings, Inc. (a)	4,600	78,568
	Towers Watson & Co. (b)	5,500	261,250
	TrueBlue, Inc. (a)	5,400	83,700
	Unifirst Corp. (b)	1,900	97,850
	Volt Information Sciences, Inc. (a)	1,850	18,889
	World Fuel Services Corp.	7,700	205,128

			3,055,066
Commercial Services: Rental & Leasing - 0.5%	Aircastle Ltd.	6,600	62,502
	CAI International, Inc. (a)	1,400	17,248
	Electro Rent Corp.	2,800	36,764
	H&E Equipment Services, Inc. (a)	4,000	43,120
	McGrath RentCorp	3,400	82,382
	Mobile Mini, Inc. (a)	5,000	77,450
	PHH Corp. (a)	6,800	160,276
	RSC Holdings, Inc. (a)	7,100	56,516
	TAL International Group, Inc.	2,200	43,956
	United Rentals, Inc. (a)	7,600	71,288
	Willis Lease Finance Corp. (a)	600	9,468

			660,970
Commercial Vehicles & Parts - 0.2%	Force Protection, Inc. (a)	8,600	51,772
	Miller Industries, Inc.	1,500	18,645
	Modine Manufacturing Co. (a)	6,500	73,060
	Rush Enterprises, Inc., Class A (a)	4,600	60,766
	Spartan Motors, Inc.	4,900	27,440

			231,683
Communications Technology - 2.8%	3Com Corp. (a)	51,200	393,728
	AboveNet, Inc. (a)	1,600	81,168
	Acme Packet, Inc. (a)(b)	5,300	102,184
	Adtran, Inc.	6,900	181,815
	Airvana, Inc. (a)	3,700	28,342
	Anaren, Inc. (a)(b)	1,500	21,360
	Anixter International, Inc. (a)(b)	3,800	178,030
	Aruba Networks, Inc. (a)	7,400	101,084
	Aviat Networks, Inc. (a)	7,200	47,736
	Bel Fuse, Inc.	1,500	30,225
	BigBand Networks, Inc. (a)	5,100	18,003

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2010 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
	Black Box Corp.	2,100	$64,596
	Comtech Telecommunications Corp. (a)	3,500	111,965
	Digi International, Inc. (a)	2,700	28,728
	DigitalGlobe, Inc. (a)	2,200	61,490
	EMS Technologies, Inc. (a)	1,700	28,220
	Echelon Corp. (a)(b)	4,600	41,262
	Emulex Corp. (a)	10,400	138,112
	Extreme Networks, Inc. (a)	10,000	30,700
	GSI Technology, Inc. (a)	1,600	7,456
	GeoEye, Inc. (a)	2,600	76,700
	Globecomm Systems, Inc. (a)	3,100	23,839
	Harmonic, Inc. (a)	11,700	73,827
	Hughes Communications, Inc. (a)	1,300	36,205
	Infinera Corp. (a)	11,700	99,684
	InterDigital, Inc. (a)(b)	5,600	156,016
	Ixia (a)	4,500	41,715
	KVH Industries, Inc. (a)	1,500	19,785
	Loral Space & Communications Ltd. (a)	1,500	52,680
	NETGEAR, Inc. (a)	4,300	112,230
	Network Equipment Technologies, Inc. (a)	4,300	23,693
	Novatel Wireless, Inc. (a)	3,300	22,209
	Oplink Communications, Inc. (a)	2,328	43,161
	PC-Tel, Inc. (a)	2,800	17,304
	Plantronics, Inc. (b)	6,300	197,064
	Polycom, Inc. (a)	10,700	327,206
	Power-One, Inc. (a)	10,200	43,044
	Riverbed Technology, Inc. (a)(b)	7,000	198,800
	SeaChange International, Inc. (a)	3,500	25,130
	Shoretel, Inc. (a)	6,400	42,304
	Sonus Networks, Inc. (a)	25,400	66,294
	Switch and Data Facilities Co., Inc. (a)	2,500	44,400
	Sycamore Networks, Inc.	2,790	56,107
	Syniverse Holdings, Inc. (a)	9,300	181,071
	Tekelec (a)	8,300	150,728
	Viasat, Inc. (a)	3,800	131,518

			3,958,918
Computer Services Software & Systems - 6.2%	3PAR, Inc. (a)	4,000	40,000
	ACI Worldwide, Inc. (a)	4,900	100,989
	AMICAS, Inc. (a)	5,300	31,906
	ActivIdentity Corp. (a)	6,600	18,744
	Actuate Corp. (a)	6,600	36,894
	Acxiom Corp. (a)	9,200	165,048
	American Reprographics Co. (a)	5,300	47,541
	American Software, Class A	3,300	19,173
	ArcSight, Inc. (a)	2,200	61,930
	Ariba, Inc. (a)	11,000	141,350

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2010 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
	Art Technology Group, Inc. (a)	19,400	$85,554
	AsiaInfo Holdings, Inc. (a)	3,900	103,272
	Avid Technology, Inc. (a)	4,100	56,498
	Blackbaud, Inc.	6,000	151,140
	Blackboard, Inc. (a)	4,200	174,972
	Blue Coat Systems, Inc. (a)	5,200	161,408
	Bottomline Technologies, Inc. (a)	3,200	53,856
	CACI International, Inc., Class A (a)	3,900	190,515
	COMSYS IT Partners, Inc. (a)	2,200	38,456
	CSG Systems International, Inc. (a)	4,300	90,128
	Callidus Software, Inc. (a)	4,500	16,335
	China Information Security Technology, Inc. (a)	2,900	14,645
	China Transinfo Technology (a)	1,700	11,458
	Chordiant Software, Inc. (a)	2,960	15,007
	Ciber, Inc. (a)	10,180	38,073
	ComScore, Inc. (a)	3,100	51,739
	CommVault Systems, Inc. (a)	5,200	111,020
	Compellent Technologies, Inc. (a)	2,000	35,100
	Computer Task Group, Inc. (a)	2,200	15,950
	Concur Technologies, Inc. (a)(b)	5,200	213,252
	DealerTrack Holdings, Inc. (a)	5,200	88,816
	Delrek, Inc. (a)	2,233	17,060
	DemandTec, Inc. (a)	3,300	22,935
	Digital River, Inc. (a)	4,900	148,470
	DivX, Inc. (a)	5,100	36,516
	Double-Take Software, Inc. (a)	1,800	16,038
	EPIQ Systems, Inc. (a)	3,800	47,234
	EarthLink, Inc.	12,900	110,166
	Ebix, Inc. (a)	2,600	41,522
	eLoyalty Corp. (a)	1,300	7,319
	Epicor Software Corp. (a)	6,700	64,052
	ePlus, Inc. (a)	500	8,775
	FalconStor Software, Inc. (a)	5,400	18,792
	Fortinet, Inc. (a)	1,300	22,854
	GSE Systems, Inc. (a)	2,600	14,066
	Gartner, Inc., Class A (a)	8,600	191,264
	iGate Corp.	3,300	32,109
	Imergent, Inc.	1,500	10,095
	infoGROUP, Inc. (a)	5,000	39,000
	Informatica Corp. (a)	11,400	306,204
	Infospace, Inc. (a)	4,600	50,830
	Integral Systems, Inc. (a)	1,742	16,775
	Interactive Intelligence, Inc. (a)	1,400	26,166
	Internap Network Services Corp. (a)	5,710	31,976
	Internet Brands, Inc., Class A (a)	4,000	36,880

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2010 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
	Internet Capital Group, Inc. (a)	5,400	$45,630
	JDA Software Group, Inc. (a)	4,389	122,102
	Kenexa Corp. (a)	2,600	35,750
	Keynote Systems, Inc.	1,200	13,668
	Lawson Software, Inc. (a)	18,800	124,268
	Limelight Networks, Inc. (a)	4,317	15,800
	Lionbridge Technologies, Inc. (a)	8,600	31,218
	LivePerson, Inc. (a)	6,000	45,960
	LogMeIn, Inc. (a)	800	16,552
	Manhattan Associates, Inc. (a)	3,100	78,988
	Mantech International Corp., Class A (a)	2,900	141,607
	Mentor Graphics Corp. (a)	13,000	104,260
	Mercury Computer Systems, Inc. (a)	3,300	45,276
	MicroStrategy, Inc., Class A (a)	1,100	93,577
	Moduslink Global Solutions, Inc. (a)	6,400	53,952
	Monotype Imaging Holdings, Inc. (a)	3,300	32,109
	NCI, Inc., Class A (a)	600	18,138
	NIC, Inc.	6,700	52,729
	Ness Technologies, Inc. (a)	5,600	35,336
	NetScout Systems, Inc. (a)	3,600	53,244
	NetSuite, Inc. (a)	2,500	36,350
	OpenTable, Inc. (a)	300	11,439
	Openwave Systems, Inc. (a)	12,700	29,210
	Opnet Technologies, Inc.	2,000	32,240
	PAR Technology Corp. (a)	1,600	9,680
	PROS Holdings, Inc. (a)	3,000	29,640
	Parametric Technology Corp. (a)(b)	15,120	272,916
	Pegasystems, Inc.	2,100	77,700
	Perficient, Inc. (a)	3,900	43,953
	Pervasive Software Inc. (a)	2,200	11,132
	Phoenix Technologies Ltd. (a)	3,400	10,948
	Progress Software Corp. (a)(b)	5,100	160,293
	QAD, Inc.	1,800	9,450
	Quest Software, Inc. (a)(b)	7,700	136,983
	Rackspace Hosting, Inc. (a)(b)	8,400	157,332
	Radiant Systems, Inc. (a)	3,200	45,664
	RealNetworks, Inc. (a)	11,700	56,511
	RightNow Technologies, Inc. (a)	3,100	55,366
	SAVVIS, Inc. (a)	4,950	81,725
	SRA International, Inc., Class A (a)	5,800	120,582
	SYNNEX Corp. (a)	2,300	67,988
	Saba Software, Inc. (a)	3,700	18,315
	Sapient Corp.	10,600	96,884
	Smith Micro Software, Inc. (a)	3,300	29,172
	SolarWinds, Inc. (a)	1,300	28,158
	Solera Holdings, Inc.	9,200	355,580
	SonicWALL, Inc. (a)	7,600	66,044

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2010 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
	Sourcefire, Inc. (a)	2,800	$64,260
	Stanley, Inc. (a)	1,500	42,435
	SuccessFactors, Inc. (a)	6,300	119,952
	Support.com Inc. (a)	4,300	14,061
	Synchronoss Technologies, Inc. (a)	2,800	54,236
	Syntel, Inc.	1,800	69,246
	TIBCO Software, Inc. (a)(b)	21,000	226,590
	TNS, Inc. (a)	3,200	71,360
	Taleo Corp., Class A (a)	4,900	126,959
	TechTarget, Inc. (a)	1,800	9,414
	TeleCommunication Systems, Inc., Class A (a)	4,900	35,917
	Terremark Worldwide, Inc. (a)	8,100	56,781
	Tier Technologies, Inc., Class B (a)	2,600	20,696
	Tyler Technologies, Inc. (a)	4,100	76,834
	Ultimate Software Group, Inc. (a)	3,400	112,030
	Unica Corp. (a)	1,800	16,002
	Unisys Corp. (a)(b)	5,640	196,780
	United Online, Inc.	10,444	78,121
	VASCO Data Security International, Inc. (a)	4,000	32,960
	VeriFone Holdings, Inc. (a)(b)	9,300	187,953
	Virtusa Corp. (a)	1,900	19,589
	Web.Com Group, Inc. (a)	2,800	15,260
	Websense, Inc. (a)(b)	5,500	125,235
	Zix Corp. (a)	9,100	21,021

			8,702,978
Computer Technology - 0.7%	Adaptec, Inc. (a)	14,300	46,761
	Cray, Inc. (a)	4,000	23,800
	Dynamics Research Corp. (a)	1,100	12,397
	Imation Corp.	3,300	36,333
	Immersion Corp. (a)	4,100	20,500
	Insight Enterprises, Inc. (a)	6,300	90,468
	Intermec, Inc. (a)	8,600	121,948
	Isilon Systems, Inc. (a)	3,900	33,579
	Netezza Corp. (a)	6,500	83,135
	PC Connection, Inc. (a)	1,400	8,680
	PC Mall, Inc. (a)	1,800	9,108
	Palm, Inc. (a)	21,500	80,840
	Quantum Corp. (a)	26,600	69,958
	Radisys Corp. (a)(b)	3,600	32,256
	Rimage Corp. (a)	1,400	20,244
	STEC, Inc. (a)(b)	2,900	34,742
	Safeguard Scientifics, Inc. (a)	3,050	39,650
	Silicon Graphics International Corp. (a)	4,100	43,829
	Stratasys, Inc. (a)	2,800	68,264
	Super Micro Computer, Inc. (a)	2,700	46,656
	Synaptics, Inc. (a)	4,250	117,343

			1,040,491

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2010 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
Construction - 0.5%	EMCOR Group, Inc. (a)(b)	8,400	$206,892
	Granite Construction, Inc.	4,300	129,946
	Great Lakes Dredge & Dock Corp.	6,000	31,500
	Insituform Technologies, Inc., Class A (a)	5,300	141,033
	Orion Marine Group, Inc. (a)	3,300	59,565
	Primoris Services Corp.	1,100	8,514
	Sterling Construction Co., Inc. (a)	1,800	28,296
	Tutor Perini Corp. (a)	3,600	78,300

			684,046
Consumer Electronics - 0.2%	Audiovox Corp., Class A (a)	2,300	17,894
	Ipass, Inc.	2,100	2,415
	TiVo, Inc. (a)(b)	13,931	238,499
	Universal Electronics, Inc. (a)	1,500	33,510

			292,318
Consumer Lending - 0.7%	Advance America, Cash Advance Centers, Inc.	6,600	38,412
	Asset Acceptance Capital Corp. (a)	2,200	13,882
	Cash America International, Inc.	3,800	150,024
	Credit Acceptance Corp. (a)	878	36,209
	Dollar Financial Corp. (a)	3,300	79,398
	Encore Capital Group, Inc. (a)	2,000	32,900
	Ezcorp, Inc. (a)	5,600	115,360
	First Cash Financial Services, Inc. (a)	2,733	58,951
	The First Marblehead Corp. (a)	9,400	26,696
	MGIC Investment Corp. (a)	15,900	174,423
	MoneyGram International, Inc. (a)	11,900	45,339
	Nelnet, Inc., Class A	2,700	50,112
	Portfolio Recovery Associates, Inc. (a)	2,100	115,227
	QC Holdings, Inc.	300	1,551
	Tree.com, Inc. (a)	400	3,660
	World Acceptance Corp. (a)	2,000	72,160

			1,014,304
Consumer Services: Miscellaneous - 0.6%	Ancestry.com, Inc. (a)	700	11,865
	Coinstar, Inc. (a)	3,725	121,063
	Core-Mark Holdings Co., Inc. (a)	1,400	42,854
	Jackson Hewitt Tax Service, Inc. (a)	2,000	4,000
	The Knot, Inc. (a)	4,500	35,190
	Mercadolibre, Inc. (a)	3,300	159,093
	Move, Inc. (a)	22,100	46,189
	Nutri/System, Inc.	3,700	65,897
	Pre-Paid Legal Services, Inc. (a)(b)	800	30,280
	Sotheby’s Holdings, Inc., Class A (b)	8,700	270,483
	Steiner Leisure Ltd. (a)	2,100	93,072

			879,986

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2010 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
Containers & Packaging - 0.4%	AEP Industries, Inc. (a)	500	$13,010
	Bway Holding Co. (a)	800	16,080
	Graham Packaging Co., Inc. (a)	2,100	26,355
	Graphic Packaging Holding Co. (a)	15,800	57,038
	Myers Industries, Inc. (b)	4,600	48,208
	Rock-Tenn Co., Class A (b)	4,900	223,293
	Silgan Holdings, Inc.	3,400	204,782

			588,766
Cosmetics - 0.1%	Elizabeth Arden, Inc. (a)(b)	3,400	61,200
	Inter Parfums, Inc.	2,050	30,381
	Revlon, Inc., Class A (a)	2,800	41,580

			133,161
Diversified Financial Services - 0.4%	American Physicians Service Group, Inc.	600	15,000
	Broadpoint Gleacher Securities, Inc. (a)	7,451	29,804
	Cheviot Financial Corp.	300	2,691
	Duff & Phelps Corp.	2,400	40,176
	Evercore Partners, Inc., Class A	1,800	54,000
	FBR Capital Markets Corp. (a)	2,300	10,465
	First California Financial Group (a)	1,100	2,904
	Main Street Capital Corp.	1,100	17,171
	OmniAmerican Bancorp, Inc.	1,400	16,142
	Piper Jaffray Cos. (a)	2,500	100,750
	Rewards Network, Inc.	900	12,060
	Sanders Morris Harris Group, Inc.	3,000	18,570
	Solar Capital Ltd.	700	14,798
	Spectrum Group International, Inc.	399	738
	Stifel Financial Corp. (a)	3,852	207,045
	Thomas Weisel Partners Group, Inc. (a)	3,121	12,234
	Triangle Capital Corp.	900	12,636

			567,184
Diversified Manufacturing Operations - 0.3%	A.M. Castle & Co.	2,500	32,700
	Barnes Group, Inc. (b)	5,800	112,810
	Federal Signal Corp.	5,700	51,357
	OSI Systems, Inc. (a)(b)	1,900	53,295
	Raven Industries, Inc.	2,300	67,827
	Standex International Corp.	1,800	46,386
	Trimas Corp. (a)	2,000	12,980

			377,355
Diversified Materials & Processing - 0.8%	Belden, Inc. (b)	6,300	172,998
	Cabot Microelectronics Corp. (a)	3,000	113,490
	Clarcor, Inc. (b)	6,800	234,532
	Encore Wire Corp.	2,100	43,680
	Fushi Copperweld, Inc. (a)	2,300	25,806
	Harbinger Group, Inc. (a)	1,200	8,124
	Hexcel Corp. (a)	13,000	187,720

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2010 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
	Insteel Industries, Inc.	2,600	$27,794
	Koppers Holdings, Inc.	2,900	82,128
	NL Industries, Inc.	1,200	10,296
	Rogers Corp. (a)	2,200	63,822
	Symyx Technologies, Inc. (a)	5,400	24,246
	Tredegar Corp. (b)	4,300	73,444
	Uranium Energy Corp. (a)	7,900	25,438

			1,093,518
Diversified Media - 0.1%	Belo Corp., Class A	11,300	77,066
	EW Scripps Co. (a)	4,300	36,335
	Playboy Enterprises, Inc., Class B (a)	1,800	6,588

			119,989
Diversified Retail - 0.6%	99 Cents Only Stores (a)	6,500	105,950
	Dillard’s, Inc., Class A	6,400	151,040
	Fred’s, Inc.	4,700	56,306
	GSI Commerce, Inc. (a)	3,700	102,379
	Gaiam, Inc.	2,500	20,750
	HSN, Inc. (a)	5,300	156,032
	Overstock.com, Inc. (a)	2,400	39,000
	PriceSmart, Inc.	2,400	55,800
	Saks, Inc. (a)	15,800	135,880
	Tuesday Morning Corp. (a)	4,500	29,655

			852,792
Drug & Grocery Store Chains - 0.6%	Arden Group, Inc., Class A	200	21,256
	Casey’s General Stores, Inc. (b)	6,400	200,960
	drugstore.com, Inc. (a)	12,700	45,339
	The Great Atlantic & Pacific Tea Co., Inc. (a)	4,107	31,501
	Ingles Markets, Inc., Class A (b)	1,500	22,545
	Nash Finch Co.	1,500	50,475
	The Pantry, Inc. (a)(b)	2,500	31,225
	PetMed Express, Inc.	2,700	59,859
	Ruddick Corp.	5,400	170,856
	Spartan Stores, Inc.	3,300	47,586
	Susser Holdings Corp. (a)	1,100	9,295
	Village Super Market, Inc., Class A	800	22,424
	Weis Markets, Inc. (b)	1,600	58,176
	Winn-Dixie Stores, Inc. (a)	6,700	83,683

			855,180
Education Services - 0.6%	Ambassadors Group, Inc. (b)	2,900	32,045
	American Public Education, Inc. (a)(b)	2,200	102,520
	Archipelago Learning, Inc. (a)	700	10,206
	Bridgepoint Education, Inc. (a)	1,600	39,328
	Capella Education Co. (a)	1,800	167,112
	Chinacast Education Corp. (a)	4,300	31,433
	Corinthian Colleges, Inc. (a)(b)	10,100	177,659
	Franklin Covey Co. (a)	1,800	14,292

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2010 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
	Grand Canyon Education, Inc. (a)	2,100	$54,894
	K12, Inc. (a)	3,300	73,293
	Learning Tree International, Inc. (a)	1,200	16,884
	Lincoln Educational Services Corp. (a)	1,000	25,300
	Nobel Learning Communities, Inc. (a)	500	3,920
	The Princeton Review, Inc. (a)	2,300	8,027
	Renaissance Learning, Inc.	800	12,984
	Rosetta Stone, Inc. (a)	900	21,402
	School Specialty, Inc. (a)	2,800	63,588
	Universal Technical Institute, Inc. (a)	2,400	54,768

			909,655
Electronic Components - 0.5%	3D Systems Corp. (a)	2,600	35,490
	Acacia Research - Acacia Technologies (a)	3,800	41,154
	Checkpoint Systems, Inc. (a)	5,300	117,236
	Cogent, Inc. (a)	5,000	51,000
	DDi Corp. (a)	2,700	15,309
	Methode Electronics, Inc.	5,300	52,470
	Microvision, Inc. (a)	10,800	30,456
	Multi-Fineline Electronix, Inc. (a)	1,500	38,640
	NVE Corp. (a)	500	22,630
	Park Electrochemical Corp.	2,900	83,346
	ScanSource, Inc. (a)(b)	3,300	94,974
	Smart Modular Technologies WWH, Inc. (a)	5,300	40,863
	TTM Technologies, Inc. (a)	5,200	46,176
	Technitrol, Inc.	6,100	32,208
	Universal Display Corp. (a)	3,500	41,195

			743,147
Electronic Entertainment - 0.2%	DTS, Inc. (a)	2,100	71,484
	Memsic, Inc. (a)	3,000	9,570
	THQ, Inc. (a)	8,200	57,482
	Take-Two Interactive Software, Inc. (a)	10,500	103,425

			241,961
Electronics - 0.5%	Agilysys, Inc.	1,600	17,872
	American Science & Engineering, Inc.	1,100	82,412
	CPI International, Inc. (a)	1,100	14,586
	Coherent, Inc. (a)	2,600	83,096
	Daktronics, Inc.	5,000	38,100
	II-VI, Inc. (a)	3,500	118,440
	IPG Photonics Corp. (a)	3,400	50,320
	iRobot Corp. (a)	2,200	33,352
	Newport Corp. (a)	5,100	63,750
	Rofin-Sinar Technologies, Inc. (a)	4,100	92,742
	SRS Labs Inc. (a)	1,600	15,904
	Spectrum Control, Inc. (a)	1,900	22,211

			632,785

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2010 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
Energy Equipment - 0.1%	Ascent Solar Technologies, Inc. (a)	1,700	$6,545
	Energy Conversion Devices, Inc. (a)	6,000	46,980
	Evergreen Solar, Inc. (a)	27,500	31,075
	FuelCell Energy, Inc. (a)	8,400	23,688
	GT Solar International, Inc. (a)	4,500	23,535
	PowerSecure International, Inc. (a)	2,200	17,336
	Raser Technologies, Inc. (a)	7,800	7,800
	STR Holdings, Inc. (a)	1,400	32,900

			189,859
Engineering & Contracting Services - 0.4%	Argan, Inc. (a)	1,300	16,900
	Dycom Industries, Inc. (a)	4,700	41,219
	ENGlobal Corp. (a)	2,600	7,202
	Exponent, Inc. (a)	2,000	57,040
	Furmamite Corp. (a)	5,600	29,064
	Hill International, Inc. (a)	3,900	22,737
	Integrated Electrical Services, Inc. (a)	1,300	7,345
	Layne Christensen Co. (a)	2,700	72,117
	MYR Group, Inc. (a)	2,000	32,620
	Michael Baker Corp. (a)	900	31,032
	Mistras Group, Inc. (a)	1,000	9,990
	Tetra Tech, Inc. (a)(b)	8,100	186,624
	VSE Corp.	400	16,464

			530,354
Entertainment - 0.4%	Ascent Media Corp., Class A (a)(b)	1,845	50,276
	CKX, Inc. (a)	8,300	50,879
	Carmike Cinemas, Inc. (a)	1,100	15,257
	Cinemark Holdings, Inc.	3,800	69,692
	Live Nation, Inc. (a)(b)	18,414	267,003
	LodgeNet Interactive Corp. (a)	2,200	15,334
	Reading International, Inc., Class A (a)	3,200	13,600
	Rentrak Corp. (a)	1,300	28,015
	World Wrestling Entertainment, Inc.	2,400	41,520

			551,576
Financial Data & Systems - 1.0%	Advent Software, Inc. (a)(b)	2,200	98,450
	Cardtronics, Inc. (a)	1,700	21,369
	Cass Information Systems, Inc.	1,225	38,159
	CompuCredit Hldgs Corp.	2,500	12,900
	CyberSource Corp. (a)	8,941	157,719
	Euronet Worldwide, Inc. (a)	6,600	121,638
	Fair Isaac Corp.	6,200	157,108
	Global Cash Access, Inc. (a)	5,500	44,935
	Heartland Payment Systems, Inc.	5,200	96,720
	Information Services Group, Inc. (a)	4,300	14,663
	Jack Henry & Associates, Inc. (b)	10,595	254,916

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2010 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
	Net 1 UEPS Technologies, Inc. (a)	3,800	$69,882
	Online Resources Corp. (a)	3,800	15,314
	RiskMetrics Group, Inc. (a)	3,200	72,352
	S1 Corp. (a)	6,000	35,400
	Value Line, Inc.	100	2,309
	Wright Express Corp. (a)	5,200	156,624

			1,370,458
Foods - 1.1%	American Dairy, Inc. (a)	1,300	24,895
	American Italian Pasta Co., Class A (a)(b)	2,600	101,062
	B&G Foods, Inc., Class A	5,600	58,688
	China Biotics, Inc. (a)	1,300	23,283
	Chiquita Brands International, Inc. (a)(b)	5,900	92,807
	Diamond Foods, Inc.	2,700	113,508
	Dole Food Co.,Inc. (a)	4,200	49,770
	Hain Celestial Group, Inc. (a)	5,000	86,750
	J&J Snack Foods Corp. (b)	2,000	86,940
	Lancaster Colony Corp.	2,400	141,504
	Lance, Inc.	3,900	90,207
	Lifeway Foods, Inc. (a)	600	7,122
	Medifast, Inc. (a)	1,600	40,208
	Nutraceutical International Corp. (a)	1,600	23,904
	Omega Protein Corp. (a)	2,800	16,100
	Overhill Farms, Inc. (a)	2,600	15,158
	Schiff Nutrition International, Inc.	900	7,362
	Seneca Foods Corp. (a)	1,000	29,120
	Smart Balance, Inc. (a)	7,500	48,600
	Synutra International, Inc. (a)	2,500	56,525
	Tootsie Roll Industries, Inc.	3,544	95,801
	TreeHouse Foods, Inc. (a)	4,400	193,028
	United Natural Foods, Inc. (a)	5,500	154,715
	Zhongpin, Inc. (a)	2,900	36,830

			1,593,887
Forest Products - 0.1%	Deltic Timber Corp.	1,500	66,075
	Universal Forest Products, Inc.	2,400	92,448

			158,523
Forms & Bulk Printing Services - 0.3%	Bowne & Co., Inc.	4,675	52,173
	Consolidated Graphics, Inc. (a)	1,200	49,692
	Deluxe Corp.	6,400	124,288
	Ennis, Inc.	3,800	61,826
	Innerworkings, Inc. (a)	3,600	18,720
	M&F Worldwide Corp. (a)	1,500	45,900
	Multi-Color Corp.	1,550	18,569
	Schawk, Inc.	2,300	41,699
	The Standard Register Co.	2,100	11,235

			424,102

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2010 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
Funeral Parlors & Cemeteries - 0.2%	Matthews International Corp., Class A	3,900	$138,450
	Stewart Enterprises, Inc., Class A	11,400	71,250

			209,700
Gas Pipeline - 0.0%**	Crosstex Energy, Inc.	4,800	41,712
Glass - 0.0%**	Apogee Enterprises, Inc.	3,300	52,173
Gold - 0.2%	Allied Nevada Gold Corp. (a)	7,500	124,275
	Coeur d’Alene Mines Corp. (a)(b)	10,200	152,796
	US Gold Corp. (a)	8,800	23,760

			300,831
Health Care Facilities - 0.6%	Amsurg Corp. (a)	4,300	92,837
	Assisted Living Concepts, Inc. (a)	1,520	49,916
	Capital Senior Living Corp. (a)	3,400	17,884
	Emeritus Corp. (a)	2,800	56,980
	The Ensign Group, Inc.	1,600	27,728
	Hanger Orthopedic Group, Inc. (a)	3,300	59,994
	Kindred Healthcare, Inc. (a)	4,780	86,279
	LCA-Vision, Inc. (a)	1,600	13,312
	MedCath Corp. (a)	1,600	16,752
	National Healthcare Corp. (b)	1,200	42,456
	Psychiatric Solutions, Inc. (a)	7,100	211,580
	Select Medical Holdings Corp. (a)	3,900	32,916
	Skilled Healthcare Group, Inc., Class A (a)	1,800	11,106
	Sun Healthcare Group, Inc. (a)	6,300	60,102
	Sunrise Senior Living, Inc. (a)	5,500	28,160
	US Physical Therapy, Inc. (a)	1,700	29,580

			837,582
Health Care Management Services - 1.0%	AMERIGROUP Corp. (a)(b)	6,700	222,708
	American Dental Partners, Inc. (a)	2,000	26,100
	Bioscript, Inc. (a)	4,600	36,708
	Catalyst Health Solutions, Inc. (a)(b)	4,900	202,762
	Centene Corp. (a)	6,100	146,644
	Computer Programs & Systems, Inc. (b)	1,100	42,988
	Contiucare Corp. (a)	3,000	11,100
	HealthSpring, Inc. (a)	6,700	117,920
	Magellan Health Services, Inc. (a)	4,600	200,008
	MedQuist Inc.	1,800	14,058
	Metropolitan Health Networks, Inc. (a)	5,900	19,057
	Molina Healthcare, Inc. (a)	1,800	45,306
	National Research Corp.	200	5,064
	Transcend Services, Inc. (a)	900	14,625
	Triple-S Management Corp. (a)	2,500	44,375
	Universal American Financial Corp. (a)	3,900	60,060
	WellCare Health Plans, Inc. (a)	5,498	163,840

			1,373,323
Health Care Providers & Services - 0.0%**	Team Health Holdings, Inc. (a)	1,900	31,920

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2010 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
Health Care Services - 1.8%	AMN Healthcare Services, Inc. (a)	3,900	$34,320
	Air Methods Corp. (a)(b)	1,500	51,000
	Alliance Healthcare Services, Inc. (a)	3,900	21,918
	Allied Healthcare International, Inc. (a)	6,400	17,408
	Almost Family, Inc. (a)	900	33,921
	Amedisys, Inc. (a)(b)	3,533	195,092
	athenahealth, Inc. (a)(b)	4,300	157,208
	CardioNet, Inc. (a)	2,500	19,125
	Chemed Corp.	3,100	168,578
	Chindex International, Inc. (a)	2,000	23,620
	Corvel Corp. (a)	1,050	37,538
	Cross Country Healthcare, Inc. (a)	4,600	46,506
	Eclipsys Corp. (a)(b)	7,700	153,076
	Emergency Medical Services Corp. (a)	3,700	209,235
	Gentiva Health Services, Inc. (a)	3,600	101,808
	HMS Holdings Corp. (a)(b)	3,200	163,168
	Health Grades, Inc. (a)	3,600	22,896
	HealthSouth Corp. (a)(b)	12,000	224,400
	Healthways, Inc. (a)	4,700	75,529
	IPC The Hospitalist Co., Inc. (a)	2,300	80,753
	LHC Group, Inc. (a)	1,800	60,354
	MWI Veterinary Supply, Inc. (a)	1,600	64,640
	Medidata Solutions, Inc. (a)	700	10,640
	Novamed Eyecare, Inc. (a)	2,800	9,520
	Odyssey HealthCare, Inc. (a)	4,000	72,440
	Omnicell, Inc. (a)	4,500	63,135
	PharMerica Corp. (a)	3,686	67,159
	Phase Forward, Inc. (a)	5,400	70,578
	Quality Systems, Inc. (b)	3,100	190,464
	RehabCare Group, Inc. (a)	3,000	81,810
	Res-Care, Inc. (a)	3,700	44,363
	Virtual Radiologic Corp. (a)	800	8,800

			2,581,002
Health Care: Miscellaneous - 0.1%	MedAssets, Inc. (a)	5,400	113,400
	The Providence Service Corp. (a)	1,100	16,709

			130,109
Home Building - 0.3%	Beazer Homes USA, Inc. (a)	7,000	31,780
	Brookfield Homes Corp. (a)	1,763	15,409
	Hovnanian Enterprises, Inc., Class A (a)	5,800	25,230
	M/I Homes, Inc. (a)	2,700	39,555
	Meritage Homes Corp. (a)	3,900	81,900
	Ryland Group, Inc.	5,300	118,932
	Standard-Pacific Corp. (a)	12,800	57,856

			370,662

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2010 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
Hotel/Motel - 0.3%	Gaylord Entertainment Co. (a)	5,300	$155,237
	Marcus Corp.	3,100	40,269
	Morgans Hotel Group Co. (a)	2,000	12,820
	Orient Express Hotels Ltd., Class A	11,500	163,070
	Red Lion Hotels Corp. (a)	1,000	7,220

			378,616
Hotels, Restaurants & Leisure - 0.0%**	Chesapeake Lodging Trust	900	17,523
	Pebblebrook Hotel Trust (a)	2,400	50,472

			67,995
Household Appliances - 0.1%	National Presto Industries, Inc.	600	71,346
Household Equipment & Products - 0.5%	American Greetings Corp., Class A (b)	4,900	102,116
	Blyth, Inc.	750	23,437
	CSS Industries, Inc.	1,000	20,100
	Central Garden & Pet Co., Class A (a)	7,869	72,080
	Helen of Troy Ltd. (a)	3,700	96,422
	Nivs Intellimedia Technology (a)	1,100	4,224
	Tupperware Corp.	8,000	385,760

			704,139
Household Furnishings - 0.4%	American Woodmark Corp. (b)	1,500	29,085
	Ethan Allen Interiors, Inc.	2,900	59,827
	Furniture Brands International, Inc. (a)	6,000	38,580
	Hooker Furniture Corp.	1,500	24,120
	Kirkland’s, Inc. (a)	1,400	29,400
	La-Z-Boy, Inc. (a)	6,400	80,256
	Sealy Corp. (a)	6,600	23,100
	Stanley Furniture Co., Inc. (a)	1,500	15,240
	Tempur-Pedic International, Inc. (a)(b)	9,814	295,990

			595,598
Insurance: Life - 0.5%	American Equity Investment Life Holding Co.	7,000	74,550
	Citizens, Inc. (a)	4,900	33,859
	Conseco, Inc. (a)	32,257	200,639
	Delphi Financial Group, Inc., Class A (b)	6,350	159,766
	FBL Financial Group, Inc., Class A	1,900	46,512
	Independence Holding Co.	500	4,745
	Kansas City Life Insurance Co.	600	18,948
	Life Partners Holdings, Inc.	650	14,411
	National Western Life Insurance Co., Class A	330	60,836
	The Phoenix Cos., Inc. (a)	13,400	32,428
	Presidential Life Corp.	2,900	28,913

			675,607
Insurance: Multi-Line - 0.8%	AMBAC Financial Group, Inc.	33,500	18,652
	Assured Guaranty Ltd.	16,200	355,914
	Crawford & Co., Class B (a)	2,800	11,396
	Eastern Insurance Holdings, Inc.	1,400	14,196
	eHealth, Inc. (a)	2,800	44,100
	Flagstone Reinsurance Holdings Ltd.	5,700	65,322
	Horace Mann Educators Corp.	4,700	70,782

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2010 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
	Maiden Holdings Ltd.	5,800	$42,862
	Max Capital Group Ltd.	6,000	137,940
	Pico Holdings, Inc. (a)	3,100	115,289
	Platinum Underwriters Holdings Ltd. (b)	6,500	241,020
	Primus Guaranty Ltd. (a)	3,200	13,440

			1,130,913
Insurance: Property-Casualty - 1.8%	AmTrust Financial Services, Inc.	3,400	47,430
	American Physicians Capital, Inc.	900	28,755
	American Safety Insurance Holdings Ltd. (a)	700	11,613
	Amerisafe, Inc. (a)(b)	2,000	32,740
	Argo Group International Holdings Ltd. (a)	4,066	132,510
	Baldwin & Lyons, Inc., Class B (b)	1,300	31,317
	CNA Surety Corp. (a)	2,500	44,475
	Donegal Group, Inc., Class A	1,700	24,667
	EMC Insurance Group, Inc.	700	15,764
	Employers Holdings, Inc.	6,210	92,219
	Enstar Group Ltd. (a)	1,000	69,160
	FPIC Insurance Group, Inc. (a)	1,150	31,177
	First Acceptance Corp. (a)	2,600	5,304
	First Mercury Financial Corp.	2,100	27,363
	Greenlight Capital Re Ltd. (a)	3,900	104,052
	Hallmark Financial Services, Inc. (a)	1,300	11,700
	Harleysville Group, Inc. (b)	1,900	64,144
	Hilltop Holdings, Inc. (a)	5,252	61,711
	Infinity Property & Casualty Corp.	1,800	81,792
	Meadowbrook Insurance Group, Inc.	8,317	65,704
	Mercer Insurance Group, Inc.	800	14,400
	Montpelier Re Holdings Ltd.	9,100	152,971
	NYMAGIC, Inc.	400	8,492
	National Interstate Corp.	1,000	20,710
	Navigators Group, Inc. (a)	1,500	58,995
	PMA Capital Corp., Class A (a)	4,800	29,472
	The PMI Group, Inc. (a)	8,400	45,528
	ProAssurance Corp. (a)(b)	4,300	251,722
	RLI Corp.	2,300	131,146
	Radian Group, Inc.	10,400	162,656
	Safety Insurance Group, Inc.	1,900	71,573
	SeaBright Insurance Holdings, Inc.	2,200	24,222
	Selective Insurance Group, Inc.	7,300	121,180
	State Auto Financial Corp.	2,100	37,695
	Stewart Information Services Corp. (b)	1,900	26,220
	Tower Group, Inc.	5,620	124,595
	United America Indemnity, Ltd. (a)	5,264	50,376
	United Fire & Casualty Co. (b)	3,300	59,367
	Universal Insurance Holdings, Inc.	900	4,554
	Zenith National Insurance Corp.	4,950	189,684

			2,569,155

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2010 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
Internet Software & Services - 0.0%**	QuinStreet, Inc.	1,200	$20,412
Leisure Time - 0.6%	Bluegreen Corp. (a)	2,200	7,194
	Callaway Golf Co.	7,700	67,914
	Churchill Downs, Inc. (b)	1,400	52,500
	Great Wolf Resorts, Inc. (a)	4,300	13,674
	Interval Leisure Group, Inc. (a)	5,565	81,026
	Life Time Fitness, Inc. (a)	5,400	151,740
	Orbitz Worldwide, Inc. (a)	5,300	37,683
	Pool Corp. (b)	6,100	138,104
	Smith & Wesson Holding Corp. (a)	6,800	25,704
	Speedway Motorsports, Inc.	2,000	31,220
	Sport Supply Group, Inc.	1,700	22,848
	Steinway Musical Instruments, Inc. (a)	900	16,947
	Sturm Ruger & Co., Inc.	1,900	22,781
	Town Sports International Holdings, Inc. (a)	2,600	10,166
	Universal Travel Group (a)	1,200	11,892
	Vail Resorts, Inc. (a)	3,900	156,351
	West Marine, Inc. (a)	2,000	21,700

			869,444
Luxury Items - 0.2%	Fossil, Inc. (a)(b)	6,000	226,440
	Fuqi International, Inc. (a)	1,200	13,080
	Movado Group, Inc. (b)	2,300	25,944

			265,464
Machinery - 0.0%**	Generac Holdings, Inc.	2,300	32,223
Machinery: Agricultural - 0.1%	Alamo Group, Inc.	1,000	19,990
	Lindsay Manufacturing Co.	1,500	62,115
	Titan International, Inc.	4,150	36,230
	Titan Machinery, Inc. (a)	1,300	17,797

			136,132
Machinery: Construction & Handling - 0.1%	Astec Industries, Inc. (a)	2,600	75,296
	NACCO Industries, Inc., Class A	700	51,905

			127,201
Machinery: Engines - 0.1%	Briggs & Stratton Corp.	6,200	120,900
	Harbin Electric, Inc. (a)	1,900	41,021

			161,921
Machinery: Industrial - 1.2%	Actuant Corp., Class A (b)	9,200	179,860
	Altra Holdings, Inc. (a)	3,200	43,936
	Applied Industrial Technologies, Inc.	5,750	142,887
	Chart Industries, Inc. (a)(b)	3,500	70,000
	Colfax Corp. (a)	3,500	41,195
	Columbus McKinnon Corp. (a)	2,800	44,436
	DXP Enterprises, Inc. (a)	1,200	15,324
	EnPro Industries, Inc. (a)	2,400	69,792
	Flow International Corp. (a)	4,900	14,749

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2010 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
	Graham Corp.	1,100	$19,789
	John Bean Technologies Corp.	3,941	69,125
	Kadant, Inc. (a)	1,300	18,733
	MTS Systems Corp.	2,400	69,672
	Middleby Corp. (a)	2,074	119,442
	Nordson Corp.	4,500	305,640
	Sauer-Danfoss, Inc. (a)	1,600	21,248
	Tecumseh Products Co., Class A (a)	2,400	29,448
	Tennant Co.	2,600	71,214
	Twin Disc, Inc.	1,300	15,886
	Woodward Governor Co. (b)	8,100	259,038

			1,621,414
Machinery: Specialty - 0.1%	Albany International Corp., Class A	3,800	81,814
	Cascade Corp.	1,300	41,873
	Duoyuan Printing, Inc. (a)	600	6,480
	Hurco Companies, Inc. (a)	500	8,415
	K-Tron International, Inc. (a)	300	44,991

			183,573
Manufactured Housing - 0.0%**	Cavco Industries, Inc. (a)	900	30,726
	Skyline Corp.	1,000	18,600

			49,326
Medical & Dental Instruments & Supplies - 2.7%	AGA Medical Holdings, Inc. (a)	1,500	24,375
	ATS Medical, Inc. (a)	7,800	20,280
	Abiomed, Inc. (a)(b)	4,400	45,452
	Align Technology, Inc. (a)(b)	7,900	152,786
	Alphatec Holdings, Inc. (a)	4,100	26,117
	American Medical Systems Holdings, Inc. (a)	9,600	178,368
	AngioDynamics, Inc. (a)	2,900	45,298
	Atrion Corp.	200	28,608
	Bovie Medical Corp. (a)	2,500	15,625
	CONMED Corp. (a)	4,100	97,621
	Cantel Medical Corp.	1,400	27,790
	Cardiovascular Systems, Inc. (a)	1,700	9,027
	Conceptus, Inc. (a)	3,800	75,848
	CryoLife, Inc. (a)	3,200	20,704
	Cutera, Inc. (a)	2,000	20,740
	Delcath Systems Inc. (a)	3,600	29,160
	Endologix, Inc. (a)	6,500	26,260
	ev3, Inc. (a)	10,046	159,330
	Exactech, Inc. (a)	1,200	25,164
	Hansen Medical, Inc. (a)	1,900	4,351
	Heartware International, Inc. (a)	800	35,576
	ICU Medical, Inc. (a)(b)	1,500	51,675
	Immucor, Inc. (a)	9,450	211,586
	Insulet Corp. (a)	4,300	64,887

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2010 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
	Integra LifeSciences Holdings Corp. (a)(b)	2,500	$109,575
	Invacare Corp.	3,600	95,544
	Landauer, Inc.	1,300	84,786
	MAKO Surgical Corp. (a)	1,900	25,612
	Matrixx Initiatives, Inc. (a)	300	1,521
	Medical Action Industries, Inc. (a)	1,500	18,405
	Meridian Bioscience, Inc.	5,675	115,600
	Merit Medical Systems, Inc. (a)	4,000	61,000
	Micrus Endovascular Corp. (a)	1,800	35,496
	Neogen Corp. (a)	2,850	71,535
	NuVasive, Inc. (a)	4,900	221,480
	OraSure Technologies, Inc. (a)	6,600	39,138
	Orthofix International NV (a)	2,400	87,312
	Orthovita, Inc. (a)	9,700	41,322
	Owens & Minor, Inc.	5,300	245,867
	PSS World Medical, Inc. (a)	7,400	173,974
	Quidel Corp. (a)	3,000	43,620
	Rochester Medical Corp. (a)	1,500	19,230
	Rockwell Medical Technologies, Inc. (a)	2,200	12,650
	Steris Corp. (b)	7,500	252,450
	SurModics, Inc. (a)	2,300	48,162
	Symmetry Medical, Inc. (a)	4,200	42,168
	Synovis Life Technologies, Inc. (a)	1,100	17,083
	Trans1, Inc. (a)	2,100	6,825
	Utah Medical Products, Inc.	400	11,252
	Vascular Solutions, Inc. (a)	2,400	21,576
	Volcano Corp. (a)	6,000	144,960
	West Pharmaceutical Services, Inc.	4,400	184,580
	Wright Medical Group, Inc. (a)	4,600	81,742
	Young Innovations, Inc.	800	22,528

			3,733,621
Medical Equipment - 1.5%	Abaxis, Inc. (a)	2,700	73,413
	Accuray, Inc. (a)(b)	5,900	35,931
	Affymetrix, Inc. (a)(b)	8,700	63,858
	Analogic Corp.	1,800	76,914
	Bruker BioSciences Corp. (a)(b)	6,800	99,620
	Cardiac Science Corp. (a)	1,200	2,244
	Cyberonics, Inc. (a)(b)	3,400	65,144
	Cynosure, Inc., Class A (a)	800	8,992
	DexCom, Inc. (a)	6,700	65,191
	Dionex Corp. (a)	2,300	171,994
	Electro-Optical Sciences, Inc. (a)	2,500	18,475
	Enteromedics, Inc. (a)	2,300	1,173
	Greatbatch, Inc. (a)	3,400	72,046
	Haemonetics Corp. (a)	3,200	182,880
	IRIS International, Inc. (a)	2,700	27,567

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2010 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
	Luminex Corp. (a)(b)	5,200	$87,516
	Masimo Corp.	6,900	183,195
	Merge Healthcare, Inc. (a)	4,500	9,315
	Natus Medical, Inc. (a)	4,000	63,640
	NxStage Medical, Inc. (a)	3,400	38,930
	Palomar Medical Technologies, Inc. (a)(b)	2,000	21,720
	Sirona Dental Systems, Inc. (a)	2,400	91,272
	Somanetics Corp. (a)	1,300	24,882
	SonoSite, Inc. (a)	2,000	64,220
	Spectranetic Corp. (a)	4,900	33,859
	Stereotaxis, Inc. (a)	4,100	20,541
	Thoratec Corp. (a)(b)	7,100	237,495
	Tomotherapy, Inc. (a)	6,100	20,801
	Varian, Inc. (a)	3,900	201,942
	Vital Images, Inc. (a)	1,500	24,255
	Zoll Medical Corp. (a)	2,500	65,900

			2,154,925
Medical Services - 0.4%	America Service Group, Inc.	800	12,872
	Bio-Reference Labs, Inc. (a)	1,400	61,558
	Clarient, Inc. (a)	4,500	11,790
	eResearch Technology, Inc. (a)	4,800	33,168
	Genoptix, Inc. (a)	2,000	70,980
	inVentiv Health, Inc. (a)	4,600	103,316
	Kendle International, Inc. (a)	1,700	29,716
	Nighthawk Radiology Holdings, Inc. (a)	3,200	10,176
	Parexel International Corp. (a)	7,700	179,487
	RadNet, Inc. (a)	4,300	13,674

			526,737
Metal Fabricating - 0.7%	Ampco-Pittsburgh Corp.	1,300	32,266
	Dynamic Materials Corp.	1,900	29,678
	The Eastern Co.	900	12,186
	Hawk Corp., Class A (a)	800	15,600
	Haynes International, Inc.	1,400	49,742
	Kaydon Corp.	4,200	157,920
	L.B. Foster Co., Class A (a)	1,500	43,335
	Lawson Products, Inc.	679	10,504
	Mueller Industries, Inc.	5,100	136,629
	Mueller Water Products, Inc., Series A (b)	20,980	100,284
	Northwest Pipe Co. (a)	1,000	21,850
	Omega Flex, Inc.	400	4,200
	RBC Bearings, Inc. (a)(b)	2,600	82,862
	RTI International Metals, Inc. (a)	3,800	115,254
	Worthington Industries, Inc.	7,500	129,675

			941,985

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2010 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
Metals & Minerals: Diversified - 0.4%	AMCOL International Corp.	3,300	$89,760
	Brush Engineered Materials, Inc. (a)	2,800	63,196
	General Moly, Inc. (a)	9,500	31,540
	Hecla Mining Co. (a)	30,600	167,382
	Minerals Technologies, Inc.	2,500	129,600
	Oil-Dri Corp. of America	300	5,799
	Paramount Gold and Silver Corp. (a)	9,100	12,649
	United States Lime & Minerals Inc. (a)	300	11,601
	Uranerz Energy Corp. (a)	8,300	15,438

			526,965
Office Supplies & Equipment - 0.6%	ACCO Brands Corp. (a)	7,664	58,706
	Electronics for Imaging, Inc. (a)	6,300	73,269
	HNI Corp. (b)	6,100	162,443
	Herman Miller, Inc.	7,400	133,644
	Kimball International, Inc., Class B	4,800	33,360
	Knoll, Inc.	6,700	75,375
	Steelcase, Inc., Class A	9,243	59,802
	United Stationers, Inc. (a)	3,100	182,435

			779,034
Offshore Drilling & Other Services - 0.1%	Hercules Offshore, Inc. (a)	14,439	62,232
	Vantage Drilling Co. (a)	7,800	11,544

			73,776
Oil Well Equipment & Services - 1.3%	Allis-Chalmers Energy, Inc. (a)	7,800	27,612
	Basic Energy Services, Inc. (a)	3,300	25,443
	Bolt Technology Corp. (a)	1,200	13,572
	Boots & Coots, Inc. (a)	11,600	28,188
	Bronco Drilling Co., Inc. (a)	2,400	11,280
	CARBO Ceramics, Inc. (b)	2,450	152,733
	Cal Dive International, Inc. (a)	6,612	48,466
	Complete Production Services, Inc. (a)	8,000	92,400
	Dawson Geophysical Co. (a)	800	23,392
	Dril-Quip, Inc. (a)(b)	3,800	231,192
	Geokinetics, Inc. (a)	700	5,047
	Global Industries Ltd. (a)	12,500	80,250
	Gulf Island Fabrication, Inc.	1,800	39,150
	Hornbeck Offshore Services, Inc. (a)	2,700	50,139
	ION Geophysical Corp. (a)	13,500	66,420
	Key Energy Services, Inc. (a)	16,700	159,485
	Lufkin Industries, Inc.	1,900	150,385
	Matrix Service Co. (a)	3,000	32,280
	Natural Gas Services Group (a)	1,300	20,631
	Newpark Resources, Inc. (a)	10,700	56,175
	OYO Geospace Corp. (a)	600	28,686
	Parker Drilling Co. (a)	16,200	79,866
	Pioneer Drilling Co. (a)	6,300	44,352
	RPC, Inc.	4,225	47,024

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2010 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
	Sulphco, Inc. (a)	7,600	$2,204
	Superior Well Services, Inc. (a)	2,100	28,098
	T-3 Energy Services, Inc. (a)	1,700	41,752
	Tetra Technologies, Inc. (a)	10,170	124,277
	Union Drilling, Inc. (a)	1,600	9,856
	Willbros Group, Inc. (a)	5,000	60,050

			1,780,405
Oil: Crude Producers - 2.1%	ATP Oil & Gas Corp. (a)(b)	5,000	94,050
	Apco Oil and Gas International, Inc.	1,400	37,562
	Approach Resources, Inc. (a)	1,600	14,528
	Arena Resources, Inc. (a)(b)	5,000	167,000
	Atlas Energy, Inc. (b)	9,000	280,080
	BPZ Resources, Inc. (a)	12,600	92,610
	Berry Petroleum Co., Class A (b)	6,400	180,224
	Bill Barrett Corp. (a)	4,900	150,479
	Brigham Exploration Co. (a)	12,700	202,565
	CREDO Petroleum Corp. (a)	1,000	9,860
	Carrizo Oil & Gas, Inc. (a)	3,500	80,325
	Cheniere Energy, Inc. (a)	6,000	18,540
	Clayton Williams Energy, Inc. (a)	900	31,482
	Contango Oil & Gas Co. (a)	1,700	86,955
	Cubic Energy, Inc. (a)	3,300	3,498
	Delta Petroleum Corp. (a)	26,200	36,942
	Endeavour International Corp. (a)	17,800	22,606
	FX Energy, Inc. (a)	6,300	21,609
	GMX Resources Inc. (a)	3,800	31,236
	GeoResources, Inc. (a)	1,100	16,797
	Goodrich Petroleum Corp. (a)	3,000	46,920
	Gran Tierra Energy, Inc. (a)	27,200	160,480
	Gulfport Energy Corp. (a)	3,800	42,712
	Harvest Natural Resources, Inc. (a)	4,900	36,897
	Isramco Inc. (a)	200	13,110
	McMoRan Exploration Co. (a)	10,300	150,689
	Northern Oil And Gas, Inc. (a)	4,300	68,155
	Oilsands Quest, Inc. (a)	29,500	21,806
	Panhandle Oil & Gas, Inc.	1,100	25,993
	Penn Virginia Corp. (b)	5,700	139,650
	Petroleum Development Corp. (a)(b)	2,600	60,242
	Petroquest Energy, Inc. (a)	6,100	30,683
	PrimeEnergy Corp. (a)	100	2,693
	Rex Energy Corp. (a)	3,600	41,004
	Rosetta Resources, Inc. (a)	6,600	155,430
	Stone Energy Corp. (a)	5,328	94,572
	Swift Energy Co. (a)	5,100	156,774
	Toreador Resources Corp. (a)	2,800	22,904

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2010 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
	Vaalco Energy, Inc.	6,500	$32,110
	Venoco, Inc. (a)	2,700	34,641
	W&T Offshore, Inc.	4,870	40,908
	Warren Resources, Inc. (a)	8,800	22,176
	Zion Oil & Gas, Inc. (a)	1,291	7,991

			2,987,488
Oil: Integrated - 0.1%	Alon USA Energy, Inc.	1,100	7,975
	CVR Energy, Inc. (a)	3,500	30,625
	Delek US Holdings, Inc.	1,900	13,832
	Western Refining, Inc. (a)	4,600	25,300

			77,732
Paints & Coatings - 0.2%	Chase Corp.	800	10,096
	Ferro Corp.	10,800	94,932
	H.B. Fuller Co.	6,600	153,186
	North American Galvanizing & Coatings (a)	1,800	10,008

			268,222
Paper - 0.6%	Boise, Inc. (a)	3,000	18,390
	Buckeye Technologies, Inc. (a)	5,400	70,632
	Clearwater Paper Corp. (a)	1,396	68,753
	Domtar Corp. (a)(b)	5,304	341,631
	Kapstone Paper and Packaging Corp. (a)	3,900	46,293
	Neenah Paper, Inc.	2,200	34,848
	P.H. Glatfelter Co.	6,400	92,736
	Schweitzer-Mauduit International, Inc.	2,300	109,388
	Wausau Paper Corp.	6,200	52,948

			835,619
Paper & Forest Products - 0.0%**	Cellu Tissue Holdings, Inc.	900	8,982
Personal Care - 0.1%	Female Health Co.	2,200	15,730
	Mannatech, Inc.	2,400	8,016
	Orchids Paper Products Co. (a)	700	11,515
	USANA Health Sciences, Inc. (a)	1,000	31,410
	WD-40 Co.	2,000	65,660

			132,331
Pharmaceuticals - 1.6%	Acura Pharmaceuticals, Inc. (a)	1,300	6,994
	Adolor Corp. (a)	6,800	12,240
	Akorn, Inc. (a)(b)	8,400	12,852
	Alkermes, Inc. (a)	12,000	155,640
	American Oriental Bioengineering, Inc. (a)	8,900	36,312
	Ardea Biosciences, Inc. (a)	1,600	29,216
	Auxilium Pharmaceuticals, Inc. (a)	6,200	193,192
	Avanir Pharmaceuticals, Inc. (a)	9,000	20,880
	BMP Sunstone Corp. (a)	4,800	24,288
	BioCryst Pharmaceuticals, Inc. (a)	2,600	17,082
	Biospecifics Technologies (a)	500	13,875
	Cadence Pharmaceuticals, Inc. (a)	2,800	25,564

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2010 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
	Cambrex Corp. (a)	3,565	$14,438
	Caraco Pharmaceutical Laboratories Ltd. (a)	1,600	9,584
	China Sky One Medical, Inc. (a)	1,200	18,852
	Cumberland Pharmaceuticals, Inc. (a)	1,100	11,583
	Depomed, Inc. (a)	7,700	27,335
	Durect Corp. (a)	12,600	37,926
	Hi-Tech Pharmacal Co., Inc. (a)	900	19,926
	Impax Laboratories, Inc. (a)	7,600	135,888
	Infinity Pharmaceuticals, Inc. (a)	3,000	18,300
	Inspire Pharmaceuticals, Inc. (a)	8,600	53,664
	Ironwood Pharmaceuticals, Inc. (a)	2,400	32,448
	Isis Pharmaceuticals, Inc. (a)	12,000	131,040
	Ista Pharmaceuticals, Inc. (a)	5,000	20,350
	Javelin Pharmaceuticals, Inc. (a)	7,400	9,546
	K-V Pharmaceutical Co., Class A (a)	4,700	8,272
	Lannett Co., Inc. (a)	1,900	8,075
	MAP Pharmaceuticals, Inc. (a)	1,000	15,890
	Medicines Co. (a)	7,400	58,016
	Medicis Pharmaceutical Corp., Class A	7,400	186,184
	MiddleBrook Pharmaceuticals, Inc. (a)	6,000	1,800
	Obagi Medical Products, Inc. (a)	2,600	31,668
	Optimer Pharmaceuticals, Inc. (a)	4,100	50,348
	Pain Therapeutics, Inc. (a)	5,300	33,231
	Par Pharmaceutical Cos., Inc. (a)	4,400	109,120
	Pozen, Inc. (a)	3,900	37,362
	Prestige Brands Holdings, Inc. (a)	3,900	35,100
	Questcor Pharmaceuticals, Inc. (a)	8,100	66,663
	SIGA Technologies, Inc. (a)	3,400	22,542
	Salix Pharmaceuticals Ltd. (a)(b)	7,100	264,475
	Santarus, Inc. (a)	5,900	31,742
	Sciclone Pharmaceuticals, Inc. (a)	3,400	12,002
	Spectrum Pharmaceuticals, Inc. (a)	4,800	22,128
	SuperGen, Inc. (a)	6,700	21,440
	Vical, Inc. (a)	4,700	15,792
	Vivus, Inc. (a)	10,000	87,200
	Xenoport, Inc. (a)	4,200	38,892

			2,246,957
Photography - 0.2%	CPI Corp.	700	9,702
	Eastman Kodak Co. (a)	34,600	200,334

			210,036
Plastics - 0.0%**	Spartech Corp. (a)	4,400	51,480
Power Transmission Equipment - 0.3%	Advanced Energy Industries, Inc. (a)	4,500	74,520
	Maxwell Technologies, Inc. (a)	3,100	38,409
	Powell Industries, Inc. (a)(b)	800	26,024
	Regal-Beloit Corp. (b)	4,700	279,227
	Vicor Corp. (a)	3,000	41,430

			459,610

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2010 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
Precious Metals & Minerals - 0.1%	Horsehead Holding Corp. (a)	6,000	$71,040
	Stillwater Mining Co. (a)	5,700	73,986

			145,026
Printing & Copying Services - 0.0%**	Cenveo, Inc. (a)	7,500	64,950
Producer Durables: Miscellaneous - 0.1%	Blount International, Inc. (a)	5,500	56,980
	China Fire & Security Group, Inc. (a)	1,600	20,752

			77,732
Production Technology Equipment - 1.0%	ATMI, Inc. (a)	4,500	86,895
	Brooks Automation, Inc. (a)	8,983	79,230
	Cognex Corp.	5,600	103,544
	Cohu, Inc. (b)	3,600	49,572
	Cymer, Inc. (a)(b)	4,100	152,930
	Electro Scientific Industries, Inc. (a)	4,000	51,240
	Entegris, Inc. (a)	17,695	89,183
	FEI Co. (a)	4,600	105,386
	Intevac, Inc. (a)(b)	3,100	42,842
	Kulicke & Soffa Industries, Inc. (a)	8,300	60,175
	MKS Instruments, Inc. (a)	6,800	133,212
	Photronics, Inc. (a)	6,000	30,540
	Rudolph Technologies, Inc. (a)	4,513	38,676
	Tessera Technologies, Inc. (a)	6,200	125,736
	Ultratech, Inc. (a)	2,800	38,080
	Veeco Instruments, Inc. (a)	4,900	213,150

			1,400,391
Publishing - 0.1%	Courier Corp.	1,500	24,765
	Dolan Media Co. (a)	3,600	39,132
	Journal Communications, Inc., Class A	6,400	26,880
	Martha Stewart Living Omnimedia, Inc., Class A (a)	2,700	15,066
	Primedia, Inc.	3,250	11,180
	Scholastic Corp.	3,200	89,600

			206,623
Radio & TV Broadcasters - 0.1%	Crown Media Holdings, Inc., Class A (a)	2,200	4,224
	Fisher Communications, Inc. (a)	900	12,690
	Lin TV Corp., Class A (a)	4,200	24,150
	Outdoor Channel Holdings, Inc. (a)	2,300	15,157
	Sinclair Broadcast Group, Inc., Class A (a)	5,000	25,400

			81,621
Railroad Equipment - 0.1%	American Railcar Industries, Inc.	1,400	17,024
	Freightcar America, Inc.	1,400	33,824
	Greenbrier Cos., Inc. (a)	2,600	28,626
	Portec Rail Products, Inc.	1,000	11,620

			91,094
Railroads - 0.1%	Genesee & Wyoming, Inc., Class A (a)	5,050	172,306
	Railamerica, Inc. (a)	2,400	28,320

			200,626

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2010 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
Real Estate - 0.2%	American Realty Investors, Inc. (a)	300	$3,225
	Avatar Holdings, Inc. (a)	900	19,566
	China Housing & Land Development (a)	3,800	14,516
	Consolidated-Tomoka Land Co.	800	25,208
	Forestar Group, Inc. (a)	4,566	86,206
	Griffin Land & Nurseries, Inc.	500	14,525
	Tejon Ranch Co. (a)	1,600	48,832
	United Capital Corp. (a)	200	4,744

			216,822
Real Estate Investment Trusts (REITs) - 6.2%	Acadia Realty Trust (b)	5,519	98,569
	Agree Realty Corp. (b)	1,100	25,146
	Alexander’s, Inc. (a)(b)	300	89,739
	American Campus Communities, Inc.	6,758	186,926
	American Capital Agency Corp.	1,900	48,640
	Anworth Mortgage Asset Corp.	14,000	94,360
	Apollo Commercial Real Estate Finance, Inc.	1,000	18,010
	Ashford Hospitality Trust, Inc. (a)	6,550	46,964
	Associated Estates Realty Corp.	2,100	28,959
	BioMed Realty Trust, Inc. (b)	13,200	218,328
	CBL & Associates Properties, Inc. (b)	18,300	250,710
	CapLease, Inc. (b)	5,800	32,190
	Capstead Mortgage Corp.	8,700	104,052
	Cedar Shopping Centers, Inc.	5,800	45,878
	Cogdell Spencer, Inc.	3,100	22,940
	Colonial Properties Trust	9,100	117,208
	Colony Financial, Inc. (a)	1,600	32,000
	Cousins Properties, Inc.	10,459	86,914
	CreXus Investment Corp. (a)	1,400	18,718
	Cypress Sharpridge Investments, Inc.	2,000	26,760
	DCT Industrial Trust, Inc.	26,450	138,334
	Developers Diversified Realty Corp.	26,466	322,091
	DiamondRock Hospitality Co. (b)	16,523	167,048
	Dupont Fabros Technology, Inc.	3,600	77,724
	Dynex Capital Corp.	700	6,300
	Eastgroup Properties, Inc.	3,300	124,542
	Education Realty Trust, Inc.	6,400	36,736
	Entertainment Properties Trust (b)	5,300	217,989
	Equity Lifestyle Properties, Inc.	3,400	183,192
	Equity One, Inc.	4,700	88,783
	Extra Space Storage, Inc. (b)	11,200	142,016
	FelCor Lodging Trust, Inc. (a)	9,000	51,300
	First Industrial Realty Trust, Inc. (a)	6,100	47,336
	First Potomac Realty Trust	4,400	66,132
	Franklin Street Properties Corp.	9,200	132,756
	Getty Realty Corp.	2,600	60,840
	Gladstone Commercial Corp.	1,300	18,785

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2010 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
	Glimcher Realty Trust	7,600	$38,532
	Government Properties Income Trust	1,900	49,419
	Gramercy Capital Corp. (a)	6,361	17,747
	Hatteras Financial Corp. (b)	4,500	115,965
	Healthcare Realty Trust, Inc.	7,600	177,004
	Hersha Hospitality Trust	14,600	75,628
	Highwoods Properties, Inc.	9,200	291,916
	Home Properties, Inc.	4,400	205,920
	Inland Real Estate Corp.	9,900	90,585
	InvesCo. Mortgage Capital, Inc.	1,900	43,700
	Investors Real Estate Trust	9,000	81,180
	iStar Financial, Inc. (a)	12,600	57,834
	Kilroy Realty Corp.	5,604	172,827
	Kite Realty Group Trust	4,900	23,177
	LTC Properties, Inc.	3,200	86,592
	LaSalle Hotel Properties	8,200	191,060
	Lexington Corporate Properties Trust	13,151	85,613
	MFA Financial, Inc. (b)	37,500	276,000
	Medical Properties Trust, Inc.	11,100	116,328
	Mid-America Apartment Communities, Inc.	3,600	186,444
	Mission West Properties, Inc.	2,400	16,512
	Monmouth Real Estate Investment Corp., Class A	3,100	26,071
	National Health Investors, Inc.	3,600	139,536
	National Retail Properties, Inc. (b)	10,400	237,432
	NorthStar Realty Finance Corp.	9,046	38,084
	Omega Healthcare Investors, Inc. (b)	11,200	218,288
	PS Business Parks, Inc.	2,500	133,500
	Parkway Properties, Inc.	3,100	58,218
	Pennsylvania Real Estate Investment Trust	4,600	57,362
	Pennymac Mortgage Investment Trust (a)	2,100	34,881
	Post Properties, Inc.	6,100	134,322
	Potlatch Corp. (b)	5,039	176,567
	RAIT Investment Trust (a)	10,140	20,077
	Ramco-Gershenson Properties Trust	3,300	37,158
	Redwood Trust, Inc. (b)	10,600	163,452
	Resource Capital Corp.	3,400	22,984
	Saul Centers, Inc.	900	37,260
	Sovran Self Storage, Inc.	3,500	122,010
	Starwood Property Trust, Inc.	5,800	111,940
	Strategic Hotel Capital, Inc. (a)	8,600	36,550
	Sun Communities, Inc.	1,900	47,880
	Sunstone Hotel Investors, Inc. (a)	13,275	148,282
	Tanger Factory Outlet Centers, Inc. (b)	5,400	233,064
	Transcontinental Realty Investors, Inc. (a)	200	2,504
	U-Store-It Trust	11,100	79,920

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2010 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
	UMH Properties, Inc.	1,700	$13,889
	Universal Health Realty Income Trust (b)	1,300	45,942
	Urstadt Biddle Properties, Inc., Class A	3,100	49,011
	Walter Investment Management Corp.	2,605	41,680
	Washington Real Estate Investment Trust (b)	7,600	232,180
	Winthrop Realty Trust	1,505	18,120

			8,593,062
Real Estate Management & Development - 0.0%**	Terreno Realty Corp.	1,200	23,676
Recreational Vehicles & Boats - 0.4%	Brunswick Corp.	11,800	188,446
	Drew Industries, Inc. (a)	2,600	57,252
	Marine Products Corp.	1,500	9,000
	Polaris Industries, Inc. (b)	4,100	209,756
	Winnebago Industries, Inc. (a)	3,800	55,518

			519,972
Rental & Leasing Services: Consumer - 0.4%	Amerco, Inc. (a)(b)	1,300	70,577
	Avis Budget Group, Inc. (a)	12,900	148,350
	Dollar Thrifty Automotive Group, Inc. (a)	3,600	115,668
	Rent-A-Center, Inc. (a)	8,400	198,660

			533,255
Restaurants - 1.5%	AFC Enterprises, Inc. (a)	3,700	39,701
	BJ’s Restaurants, Inc. (a)	2,300	53,590
	Benihana, Inc., Class A (a)	1,500	9,750
	Bob Evans Farms, Inc. (b)	3,800	117,458
	Buffalo Wild Wings, Inc. (a)(b)	2,200	105,842
	CEC Entertainment, Inc. (a)	3,200	121,888
	CKE Restaurants, Inc.	6,900	76,383
	California Pizza Kitchen, Inc. (a)	2,150	36,099
	Caribou Coffee Co., Inc. (a)	900	5,958
	Carrols Restaurant Group, Inc. (a)	2,000	13,600
	The Cheesecake Factory, Inc. (a)	7,600	205,656
	Cracker Barrel Old Country Store, Inc.	2,758	127,916
	Denny’s Corp. (a)	13,700	52,608
	DineEquity, Inc. (a)	2,400	94,872
	Domino’s Pizza, Inc. (a)	5,200	70,928
	Einstein Noah Restaurant Group, Inc. (a)	700	8,505
	Frisch’s Restaurants, Inc.	300	6,630
	Jack in the Box, Inc. (a)	7,200	169,560
	Krispy Kreme Doughnuts, Inc. (a)	8,700	34,974
	Landry’s Restaurants, Inc. (a)	1,000	17,920
	Luby’s, Inc. (a)	3,200	12,608
	McCormick & Schmick’s Seafood Restaurants, Inc. (a)	1,500	15,105
	O’Charleys, Inc.	2,600	23,244
	P.F. Chang’s China Bistro, Inc. (a)	2,900	127,977
	Papa John’s International, Inc. (a)	2,600	66,846

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2010 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
	Red Robin Gourmet Burgers, Inc. (a)	1,700	$41,548
	Ruby Tuesday, Inc. (a)	8,900	94,073
	Ruth’s Hospitality Group, Inc. (a)	2,900	15,370
	Sonic Corp. (a)	8,170	90,279
	The Steak N Shake Co (a)	180	68,629
	Texas Roadhouse, Inc., Class A (a)(b)	6,000	83,340

			2,008,857
Scientific Instruments: Control & Filter - 0.7%	Brady Corp.	6,500	202,280
	CIRCOR International, Inc.	2,100	69,741
	China Security & Surveillance Technology, Inc. (a)	5,300	40,757
	ESCO Technologies, Inc.	3,300	104,973
	Energy Recovery, Inc. (a)	3,600	22,680
	The Gorman-Rupp Co.	2,118	53,882
	ICx Technologies, Inc. (a)	1,800	12,546
	L-1 Identity Solutions, Inc. (a)	10,298	91,961
	Mine Safety Appliances Co.	3,700	103,452
	PMFG, Inc. (a)	2,000	26,460
	RAE Systems, Inc. (a)	5,500	4,483
	Robbins & Myers, Inc.	3,800	90,516
	Sun Hydraulics, Inc.	1,500	38,970
	Watts Water Technologies, Inc., Class A	4,000	124,240
	X-Rite, Inc. (a)	5,000	15,150

			1,002,091
Scientific Instruments: Electrical - 1.0%	A.O. Smith Corp.	2,900	152,453
	AZZ, Inc. (a)	1,400	47,390
	Advanced Battery Technologies, Inc. (a)	6,200	24,056
	American Superconductor Corp. (a)	5,600	161,840
	Baldor Electric Co. (b)	6,270	234,498
	Broadwind Energy, Inc. (a)	4,600	20,562
	China BAK Battery, Inc. (a)	3,900	9,399
	Ener1, Inc. (a)	7,100	33,583
	EnerSys (a)	5,100	125,766
	Franklin Electric Co., Inc.	3,200	95,968
	GrafTech International Ltd. (a)(b)	16,100	220,087
	Houston Wire & Cable Co.	1,900	22,002
	Littelfuse, Inc. (a)	3,000	114,030
	Preformed Line Products Co.	300	11,445
	SatCon Technology Corp. (a)	9,100	22,113
	Taser International, Inc. (a)	7,500	43,950
	Ultralife Batteries, Inc. (a)	700	2,807
	Valence Technology, Inc. (a)	8,000	6,800

			1,348,749

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2010 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
Scientific Instruments: Gauges & Meters - 0.1%	Badger Meter, Inc. (b)	1,800	$69,318
	Faro Technologies, Inc. (a)	2,000	51,500
	Measurement Specialties, Inc. (a)	2,200	32,362
	Smartheat, Inc. (a)	1,300	13,962
	Zygo Corp. (a)	2,200	20,306

			187,448
Scientific Instruments: Pollution Control - 0.3%	Clean Harbors, Inc. (a)	2,700	150,012
	Darling International, Inc. (a)	11,300	101,248
	EnergySolutions, Inc.	10,400	66,872
	Fuel Tech, Inc. (a)	1,800	14,436
	Heritage Crystal Clean, Inc. (a)	600	6,780
	Met-Pro Corp.	1,300	12,740
	Metalico, Inc. (a)	3,700	22,163
	Perma-Fix Environmental Services (a)	8,100	17,982
	Team, Inc. (a)	2,200	36,498
	US Ecology, Inc.	2,000	32,200
	Waste Services, Inc. (a)	1,833	18,128

			479,059
Securities Brokerage & Services - 0.8%	BGC Partners, Inc.	6,700	40,937
	E*Trade Financial Corp. (a)	204,904	338,092
	GFI Group, Inc.	9,200	53,176
	Gladstone Investment Corp.	3,000	17,940
	International Assets Holding Corp., Inc. (a)	2,001	29,955
	KBW, Inc. (a)	4,800	129,120
	Knight Capital Group, Inc., Class A (a)(b)	11,600	176,900
	MF Global Holdings Ltd. (a)	12,200	98,454
	MarketAxess Holdings, Inc.	4,500	70,785
	optionsXpress Holdings, Inc.	5,300	86,337
	Penson Worldwide, Inc. (a)	3,000	30,210
	SWS Group, Inc.	3,200	36,896
	TradeStation Group, Inc. (a)	5,000	35,050

			1,143,852
Semiconductors & Components - 2.5%	Actel Corp. (a)(b)	3,900	54,015
	Advanced Analogic Technologies, Inc. (a)	4,300	15,007
	Amkor Technology, Inc. (a)	13,900	98,273
	Anadigics, Inc. (a)	7,400	35,964
	Applied Micro Circuits Corp. (a)	8,075	69,687
	Atheros Communications, Inc. (a)	8,664	335,383
	Cavium Networks, Inc. (a)(b)	5,000	124,300
	Ceva, Inc. (a)	2,200	25,652
	Cirrus Logic, Inc. (a)	7,800	65,442
	DSP Group, Inc. (a)	3,400	28,322
	Diodes, Inc. (a)	4,600	103,040
	Emcore Corp. (a)	6,400	7,744
	Entropic Communications, Inc. (a)	7,600	38,608
	Exar Corp. (a)	5,500	38,775
	Formfactor, Inc. (a)	6,200	110,112

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2010 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
	Hittite Microwave Corp. (a)(b)	3,000	$131,910
	IXYS Corp. (a)	2,800	23,912
	Kopin Corp. (a)	10,000	37,000
	Lattice Semiconductor Corp. (a)	13,300	48,811
	MIPS Technologies, Inc. (a)	4,800	21,408
	Micrel, Inc.	5,200	55,432
	Microsemi Corp. (a)	11,000	190,740
	Microtune, Inc. (a)	7,700	21,021
	Monolithic Power Systems, Inc. (a)	4,700	104,810
	Netlogic Microsystems, Inc. (a)	6,000	176,580
	Omnivision Technologies, Inc. (a)	6,200	106,516
	PLX Technology, Inc. (a)	4,500	23,715
	ParkerVision, Inc. (a)	4,500	7,650
	Pericom Semiconductor Corp. (a)	3,740	40,055
	Power Integrations, Inc. (b)	2,900	119,480
	RF Micro Devices, Inc. (a)(b)	33,437	166,516
	Rubicon Technology, Inc. (a)	1,500	30,300
	Semtech Corp. (a)	7,600	132,468
	Sigma Designs, Inc. (a)	3,600	42,228
	Silicon Image, Inc. (a)	8,000	24,160
	Silicon Storage Technology, Inc. (a)	11,800	35,872
	Skyworks Solutions, Inc. (a)	21,352	333,091
	Standard Microsystems Corp. (a)	3,200	74,496
	Supertex, Inc. (a)	1,200	30,708
	Techwell, Inc. (a)	1,700	31,790
	TriQuint Semiconductor, Inc. (a)	18,400	128,800
	Trident Microsystems, Inc. (a)	6,200	10,788
	Virage Logic Corp. (a)	2,800	22,008
	Volterra Semiconductor Corp. (a)	2,900	72,790
	White Electronic Designs Corp. (a)	1,900	13,300
	Zoran Corp. (a)	6,200	66,712

			3,475,391
Shipping - 0.5%	American Commerical Lines, Inc. (a)	1,350	33,885
	DHT Holdings, Inc.	5,400	21,168
	Eagle Bulk Shipping, Inc. (a)	7,200	38,232
	Genco Shipping & Trading Ltd. (a)	3,300	69,663
	General Maritime Corp.	5,830	41,918
	Golar LNG Ltd.	4,700	54,990
	Gulfmark Offshore, Inc., Class A (a)	3,200	84,960
	Horizon Lines, Inc., Class A	4,500	24,480
	International Shipholding Corp.	700	20,573
	Knightsbridge Tankers Ltd.	1,800	30,492
	Nordic American Tanker Shipping Ltd.	5,900	178,593
	Ship Finance International Ltd.	6,200	110,112
	Teekay Tankers Ltd., Class A	800	10,056
	Ultrapetrol Bahamas Ltd. (a)	3,200	17,568

			736,690

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2010 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
Specialty Retail - 3.3%	1-800-FLOWERS.COM, Inc., Class A (a)	2,700	$6,777
	America’s Car Mart, Inc. (a)	1,200	28,944
	AnnTaylor Stores Corp. (a)	7,452	154,256
	Asbury Automotive Group, Inc. (a)	3,900	51,870
	bebe Stores, Inc.	2,700	24,030
	Big 5 Sporting Goods Corp.	2,600	39,572
	Blue Nile, Inc. (a)(b)	1,600	88,032
	Books-A-Million, Inc.	300	2,172
	Borders Group, Inc. (a)	3,800	6,536
	Brown Shoe Co., Inc.	5,725	88,623
	The Buckle, Inc. (b)	3,500	128,660
	Build-A-Bear Workshop, Inc. (a)	2,500	17,800
	Cabela’s, Inc., Class A (a)(b)	4,900	85,701
	The Cato Corp., Class A	3,900	83,616
	Charming Shoppes, Inc. (a)	15,700	85,722
	The Children’s Place Retail Stores, Inc. (a)	2,700	120,285
	Christopher & Banks Corp.	5,200	41,600
	Citi Trends, Inc. (a)	2,100	68,124
	Coldwater Creek, Inc. (a)	8,100	56,214
	Collective Brands, Inc. (a)(b)	8,500	193,290
	Conn’s, Inc. (a)	700	5,481
	DSW, Inc., Class A (a)	1,400	35,742
	Destination Maternity Corp. (a)	800	20,528
	Dress Barn, Inc. (a)	7,933	207,527
	The Finish Line, Inc., Class A	5,855	95,554
	Genesco, Inc. (a)	2,800	86,828
	Group 1 Automotive, Inc. (a)	3,000	95,580
	Gymboree Corp. (a)	3,700	191,031
	Haverty Furniture Cos., Inc.	2,600	42,432
	hhgregg, Inc. (a)	1,500	37,860
	Hibbett Sports, Inc. (a)	3,450	88,251
	Hot Topic, Inc. (a)	5,100	33,150
	Jo-Ann Stores, Inc. (a)	3,300	138,534
	Jos. A. Bank Clothiers, Inc. (a)	2,225	121,596
	Lithia Motors, Inc., Class A (a)	2,100	13,440
	Lumber Liquidators Holdings, Inc. (a)	1,700	45,339
	Men’s Wearhouse, Inc.	6,900	165,186
	Midas, Inc. (a)	2,100	23,688
	Monro Muffler, Inc.	2,000	71,520
	New York & Co. (a)	3,500	16,765
	Nu Skin Enterprises, Inc., Class A	6,300	183,330
	OfficeMax, Inc. (a)	9,768	160,391
	Pacific Sunwear of California, Inc. (a)	7,700	40,887
	The Pep Boys - Manny, Moe & Jack	6,900	69,345
	Pier 1 Imports, Inc. (a)	14,600	93,002
	Regis Corp.	7,200	134,496

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2010 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
	Retail Ventures, Inc. (a)	3,700	$35,187
	Rue21, Inc. (a)	700	24,269
	Sally Beauty Co., Inc. (a)	12,900	115,068
	Shoe Carnival, Inc. (a)	1,000	22,860
	Shutterfly, Inc. (a)	2,500	60,225
	Sonic Automotive, Inc. (a)(b)	4,200	46,200
	Stage Stores, Inc. (b)	5,350	82,337
	Stamps.com, Inc. (a)	1,600	16,160
	Stein Mart, Inc. (a)(b)	3,700	33,411
	Syms Corp. (a)	1,000	9,960
	Systemax, Inc.	1,600	34,784
	The Talbots, Inc.	2,800	36,288
	Tractor Supply Co. (b)	4,600	267,030
	Ulta Salon Cosmetics & Fragrance, Inc. (a)	3,800	85,956
	Vitacost.com, Inc. (a)	1,100	13,255
	Vitamin Shoppe, Inc. (a)	900	20,205
	The Wet Seal, Inc., Class A (a)	11,600	55,216
	Zale Corp. (a)	1,500	4,110
	Zumiez, Inc. (a)	2,400	49,176

			4,601,004
Steel - 0.1%	China Precision Steel, Inc. (a)	4,600	9,660
	General Steel Holdings, Inc. (a)	2,100	8,631
	Olympic Steel, Inc.	1,000	32,650
	Sutor Technology Group Ltd. (a)	1,500	4,305
	Universal Stainless & Alloy Products, Inc. (a)	900	21,591

			76,837
Sugar - 0.0%**	Imperial Sugar Co. New Shares	1,300	20,163
Synthetic Fibers & Chemicals - 0.0%**	Zoltek Cos., Inc. (a)	3,100	29,884
Technology: Miscellaneous - 0.4%	Benchmark Electronics, Inc. (a)	8,800	182,512
	CTS Corp.	5,000	47,100
	LaBarge, Inc. (a)	1,900	20,995
	Plexus Corp. (a)(b)	5,300	190,959
	Vocus, Inc. (a)	2,500	42,625

			484,191
Telecommunications Equipment - 0.4%	ADC Telecommunications, Inc. (a)(b)	12,016	87,836
	Applied Signal Technology, Inc. (b)	1,300	25,454
	Arris Group, Inc. (a)	16,646	199,918
	Brightpoint, Inc. (a)(b)	6,230	46,912
	Cogo Group, Inc. (a)	2,300	16,077
	Communications System, Inc.	800	10,344
	Mastec, Inc. (a)	7,200	90,792
	OpNext, Inc. (a)	2,900	6,844
	Powerwave Technologies, Inc. (a)	14,600	18,250
	Symmetricom, Inc. (a)	6,600	38,478
	UTStarcom, Inc. (a)	16,300	45,477

			586,382

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2010 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
Textile Products - 0.1%	Interface, Inc., Class A	6,400	$74,112
	Unifi, Inc. (a)	6,700	24,388

			98,500
Textiles Apparel & Shoes - 2.2%	American Apparel, Inc. (a)	5,500	16,665
	Carter’s, Inc. (a)(b)	7,200	217,080
	Cherokee, Inc.	600	10,800
	Columbia Sportswear Co. (b)	1,600	84,048
	Crocs, Inc. (a)	10,500	92,085
	Deckers Outdoor Corp. (a)(b)	1,700	234,600
	G-III Apparel Group, Ltd. (a)	1,700	46,852
	Iconix Brand Group, Inc. (a)	9,600	147,456
	J. Crew Group, Inc. (a)	6,570	301,563
	Jones Apparel Group, Inc.	11,400	216,828
	K-Swiss, Inc., Class A (a)(b)	3,800	39,748
	Kenneth Cole Productions, Inc., Class A (a)	500	6,405
	Liz Claiborne, Inc. (a)	11,900	88,417
	lululemon athletica, inc. (a)	5,200	215,800
	Maidenform Brands, Inc. (a)	2,200	48,070
	Oxford Industries, Inc.	1,800	36,594
	Perry Ellis International, Inc. (a)	1,050	23,783
	Quiksilver, Inc. (a)	17,500	82,775
	Skechers U.S.A., Inc., Class A (a)	4,200	152,544
	Steven Madden Ltd. (a)	1,900	92,720
	Timberland Co., Class A (a)	6,000	128,040
	True Religion Apparel, Inc. (a)	3,100	94,116
	Under Armour, Inc., Class A (a)(b)	4,500	132,345
	Volcom, Inc. (a)	2,800	54,656
	The Warnaco Group, Inc. (a)(b)	5,800	276,718
	Weyco Group, Inc.	1,100	25,872
	Wolverine World Wide, Inc.	6,700	195,372

			3,061,952
Tobacco - 0.2%	Alliance One International, Inc. (a)	11,200	57,008
	Star Scientific, Inc. (a)	8,773	22,371
	Universal Corp.	3,100	163,339
	Vector Group Ltd.	5,188	80,051

			322,769
Toys - 0.1%	Jakks Pacific, Inc. (a)	3,200	41,760
	Leapfrog Enterprises, Inc. (a)	3,700	24,235
	RC2 Corp. (a)	3,000	44,910

			110,905
Transportation Miscellaneous - 0.2%	Dynamex, Inc. (a)	1,400	24,080
	Echo Global Logistics, Inc. (a)	300	3,873
	HUB Group, Inc., Class A (a)	5,100	142,698
	Odyssey Marine Exploration, Inc. (a)	7,900	10,349

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2010 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
	Pacer International, Inc. (a)	3,700	$22,274
	Textainer Group Holdings Ltd.	1,400	30,170
	Todd Shipyards Corp.	800	13,144

			246,588
Truckers - 0.7%	Arkansas Best Corp.	3,100	92,628
	Celadon Group, Inc. (a)	3,300	46,002
	Forward Air Corp.	4,000	105,200
	Heartland Express, Inc.	6,600	108,900
	Knight Transportation, Inc.	7,750	163,448
	Marten Transport Ltd. (a)	1,600	31,536
	Old Dominion Freight Line, Inc. (a)	3,450	115,196
	Patriot Transportation Holding, Inc. (a)	200	16,896
	Saia, Inc. (a)	2,000	27,760
	USA Truck, Inc. (a)	1,100	17,776
	Universal Truckload Services, Inc.	900	15,822
	Werner Enterprises, Inc.	5,200	120,484
	YRC Worldwide, Inc. (a)	129,040	70,172

			931,820
Utilities: Electrical - 1.5%	Allete, Inc.	4,000	133,920
	Avista Corp.	7,400	153,254
	Black Hills Corp.	5,000	151,750
	CH Energy Group, Inc. (b)	2,200	89,848
	Central Vermont Public Service Corp.	1,200	24,204
	Cleco Corp. (b)	7,900	209,745
	El Paso Electric Co. (a)	5,700	117,420
	The Empire District Electric Co. (b)	4,600	82,892
	IDACORP, Inc. (b)	6,300	218,106
	MGE Energy, Inc.	3,200	113,152
	NorthWestern Corp.	4,500	120,645
	Otter Tail Corp.	5,000	109,800
	PNM Resources, Inc. (b)	10,800	135,324
	Pike Electric Corp. (a)	2,500	23,300
	Portland General Electric Co.	9,600	185,376
	UIL Holdings Corp.	3,733	102,658
	Unisource Energy Corp.	4,500	141,480
	Unitil Corp.	1,100	25,575

			2,138,449
Utilities: Gas Distributors - 1.1%	Chesapeake Utilities Corp.	1,086	32,363
	The Laclede Group, Inc.	2,700	91,044
	New Jersey Resources Corp.	5,500	206,580
	Nicor, Inc. (b)	5,700	238,944
	Northwest Natural Gas Co.	3,600	167,760
	Piedmont Natural Gas Co. (b)	9,600	264,768
	South Jersey Industries, Inc.	3,800	159,562
	Southwest Gas Corp.	6,100	182,512
	WGL Holdings, Inc. (b)	6,400	221,760

			1,565,293

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2010 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares Held	Value
Utilities: Telecommunications - 0.8%	Alaska Communications Systems Group, Inc.	5,100	$41,412
	Atlantic Tele-Network, Inc. (b)	1,300	58,409
	Cbeyond Communications, Inc. (a)	2,700	36,936
	Cincinnati Bell, Inc. (a)	26,900	91,729
	Cogent Communications Group, Inc. (a)	5,500	57,255
	Consolidated Communications Holdings, Inc.	2,619	49,656
	General Communication, Inc., Class A (a)	6,500	37,505
	Global Crossing Ltd. (a)	4,100	62,115
	HickoryTech Corp.	1,500	13,245
	Incontact, Inc. (a)	5,000	14,250
	Iowa Telecommunications Services, Inc.	3,900	65,130
	j2 Global Communications, Inc. (a)	5,600	131,040
	NTELOS Holdings Corp.	3,600	64,044
	Neutral Tandem, Inc. (a)	4,000	63,920
	PAETEC Holding Corp. (a)	16,805	78,647
	Premiere Global Services, Inc. (a)	8,600	71,036
	RCN Corp. (a)	5,100	76,908
	Shenandoah Telecom Co.	3,500	65,800
	SureWest Communications (a)	1,200	10,308
	USA Mobility, Inc.	2,400	30,408

			1,119,753
Utilities: Water - 0.3%	American States Water Co. (b)	2,600	90,220
	Artesian Resources Corp., Class A	500	8,830
	California Water Service Group	2,800	105,308
	Connecticut Water Service, Inc.	1,300	30,251
	Consolidated Water Co., Inc.	1,400	19,012
	Middlesex Water Co.	2,100	35,805
	Pennichuck Corp.	300	7,053
	SJW Corp.	2,000	50,840
	Southwest Water Co.	3,365	35,131
	York Water Co.	1,700	23,375

			405,825
	Total Common Stocks (Cost - $142,824,926) - 95.1%		133,049,854
	Investment Companies
	BlackRock Kelso Capital Corp. (c)	1,800	17,928
	Gladstone Capital Corp.	2,300	27,140
	Hercules Technology Growth Capital, Inc.	5,213	55,206
	Kayne Anderson Energy Development Co.	1,000	16,160
	Pennantpark Investment Corp.	2,700	27,972
	Prospect Capital Corp.	7,800	94,770
	Total Investment Companies (Cost - $285,558) - 0.2%		239,176

Small Cap Premium & Dividend Income Fund Inc.
Schedule of Investments as of March 31, 2010 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Warrants (d)			Shares Held	Value
Alternative Energy - 0.0%**	GreenHunter Energy, Inc. (expires 8/27/11)			60	$-
	Total Warrants (Cost - $0) - 0.0%**				-
	Total Long-Term Investments (Cost - $143,110,484) - 95.3%				133,289,030
	Short-Term Securities	Maturity Date	Yield	Face Amount
Time Deposits - 5.6%	State Street Bank & Trust Co.	4/1/10	0.01%	$7,877,333	7,877,333
	Total Short-Term Securities (Cost - $7,877,333) - 5.6%				7,877,333
	Total Investments Before Options Written (Cost - $150,987,817*) - 100.9%				141,166,363

	Options Written	Number of Contracts
Call Options Written	Russell 2000 Index, expiring April 2010 at USD 680	1,050	(1,107,750)
	Russell 2000 Index, expiring April 2010 at USD 700	25	(7,250)
	Total Options Written (Premiums Received - $1,175,239) - (0.8%)		(1,115,000)
	Total Investments, Net of Options Wriiten (Net Cost - $149,812,578) - 100.1%		140,051,363
	Liabilities in Excess of Other Assets - (0.1%)		(101,331)

	Net Assets - 100.0%		$139,950,032

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2010, as computed for federal income tax purpose, were as follows:

Aggregate cost	$117,526,874

Gross unrealized appreciation	$24,645,056
Gross unrealized depreciation	(1,005,567)

Net unrealized appreciation	$23,639,489

**	Rounds to less than 0.1% of net assets.
(a)	Non-income producing security.
(b)	All or a portion of security held as collateral in connection with open option contracts and financial futures contracts.
(c)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost	Sales Cost	Realized Gain	Income
BlackRock Kelso Capital Corp.	-	-	-	$576

(d)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

Financial futures contracts purchased as of March 31, 2010 were as follows:

Number of Contracts	Issue	Expiration Date	Face Value	Unrealized Appreciation
95	E-Mini Russell 2000	June 2010	$6,332,419	$100,031

Small Cap Premium & Dividend Income Fund Inc.

Schedule of Investments as of March 31, 2010 (Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 - price quotations in active markets/exchanges for identical securities
•

Level 2 - other observable inputs (including, but not limited to: quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities		Other Financial Instruments[1]
	Assets		Assets	Liabilities
Level 1	$133,289,030	[2]	$100,031	$(1,115,000)
Level 2	7,877,333		-	-
Level 3	-		-	-
Total	$141,166,363		$100,031	$(1,115,000)

1 Other financial instruments are futures and options.

2 See above Schedule of Investments for values in each industry.

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Small Cap Premium & Dividend Income Fund Inc.

By:	/s/ Justin C. Ferri
Justin C. Ferri
Chief Executive Officer (principal executive officer) of Small Cap Premium & Dividend Income Fund Inc.

Date: May 13, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Justin C. Ferri
Justin C. Ferri
Chief Executive Officer (principal executive officer) of Small Cap Premium & Dividend Income Fund Inc.

Date: May 13, 2010

By:	/s/ James E. Hillman
James E. Hillman
Chief Financial Officer (principal financial officer) of Small Cap Premium & Dividend Income Fund Inc.

Date: May 13, 2010